UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1.	Report to Shareholders.

(a)

Annual Report

June 30, 2023

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

TABLE OF CONTENTS

Shareholder Letter	3
Fund Performance	6
Disclosure of Fund Expenses	27
Schedules of Investments	30
Statements of Assets and Liabilities	43
Statements of Operations	45
Statements of Changes in Net Assets	46
Financial Highlights	49
Notes to Financial Statements	70
Report of Independent Registered Public Accounting Firm	79
Additional Information	80
Trustees and Officers	81
Board Approval of Investment Advisory Agreements	83

Cullen Funds

SHAREHOLDER LETTER

June 30, 2023 (Unaudited)

Retail Class Performance for the twelve months ended June 30, 2023 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen International High Dividend Fund	14.28%
MSCI EAFE Index	19.41%
Cullen High Dividend Equity Fund	8.26%
S&P 500 Index	19.59%
Cullen Small Cap Value Fund	3.95%
Russell 2000 Value Index	6.01%
Cullen Value Fund	9.67%
S&P 500 Index	19.59%
Cullen Emerging Markets High Dividend Fund	16.93%
MSCI Emerging Markets Index	1.75%
Cullen Enhanced Equity Income Fund	7.11%
Cboe S&P 500 BuyWrite Index	9.02%

Please refer to the financial highlights for each Fund’s respective share class’s performance on pages 49-69 of this annual report.

Portfolio Review - International High Dividend Fund

The International High Dividend Fund’s underperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in Materials as well as an overweight allocation to the Communication Services and an underweight allocation to the Consumer Discretionary sector. Partially contributing to positive relative performance during the period was the Fund’s stock selection within Real Estate and Utilities.

Portfolio Review - High Dividend Fund

The High Dividend Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to Information Technology, the best performing sector for the period. Stock selection within Communication Services, Industrials and Financials also contributed to a drag on relative performance for the year. The Fund’s stock selection within the Consumer Discretionary sector as well as allocation to Communication Services and Energy slightly offset relative performance.

Portfolio Review - Small Cap Fund

The Small Cap Fund’s underperformance versus the Russell 2000 Value Index during the period was mainly due to stock selection within the Financials, Industrials, and Information Technology sectors. Partially offsetting relative performance was the Fund’s stock selection in Healthcare as well as allocation decisions to Financials and Consumer Discretionary.

Portfolio Review - Value Fund

The Value Fund’s underperformance versus the S&P 500 Index during the period was primarily due to an underweight allocation to Financials, the best performing sector for the period. The Fund’s stock selection within Health Care and Industrials was also a drag on relative performance. The Fund’s underweight exposure to Utilities and Real Estate partially offset relative performance for the period.

Portfolio Review - Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s outperformance versus the MSCI Emerging Markets Index during the period was primarily due to strong stock selection within Financials, Information Technology, and Real Estate. Offsetting relative performance was primarily stock selection within the Materials sector as well as an overweight allocation to Real Estate.

Portfolio Review - Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight exposure and stock selection within Information Technology. Stock selection within Communication Services also contributed to relative performance. The Fund’s underweight allocation to Communication Services and stock selection within Consumer Staples slightly offset relative performance. The Fund’s use of covered call options1 contributed premiums of approximately 3.2% of average net assets during the period.

Cullen Funds

SHAREHOLDER LETTER

June 30, 2023 (Continued) (Unaudited)

Outlook

While the US economy has exhibited pockets of weakness, it remains firmly in expansion territory. Inflation has decisively fallen, and both consumer spending and employment have shown resilience. The weaknesses first observed in housing and discretionary goods spending in 2022 have now stabilized while the services sector has surprised to the upside this year. Despite a growing list of recessionary indicators, the economy has for now defied expectations of a downturn.

Market performance this year has been primarily driven by expectations of the Federal Reserve’s interest rate tightening cycle coming to an end. The performance of equities after peak Fed Funds rates has been markedly different in inflationary versus disinflationary periods. During inflationary cycles, the S&P 500’s forward 12-month returns following the conclusion of a Fed tightening cycle have typically been negative. In contrast, during disinflationary cycles, S&P 500 forward 12-month returns have generally been positive.

The robust performance of Growth stocks in the first half of 2023 has contributed to significant market concentration. Positive growth expectations in an environment characterized by low growth, along with opportunities in artificial intelligence, have propelled technology stocks to extraordinarily high valuation levels, both in absolute and relative terms. This has caused a handful of stocks to trade at historically high valuation levels. History shows that any time a few popular stocks become so dominant in the S&P 500, it has eventually led to a long down period for those stocks.

The broader market presents more reasonably valued prospects. The S&P 500, excluding the top 50 stocks, trades at a reasonable 15x trailing P/E (price-to-earnings2) multiple (Bank of America/Merrill Lynch, 06/23/2023). This offers opportunities for the remainder of the market to reduce its valuation gap with the top-heavy part of the market.

The prevailing market bifurcation has widened the valuation disparity between the highest and lowest valuation quintile in the S&P 500. The highest valuation quintile is trading at 29x while the lowest valuation quintile is trading at 11x, marking a spread nearly twice the historical valuation spread.

We believe for long-term investors, the value discipline, especially with a dividend yield3, should be very competitive in the present market environment.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

1 Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.

2 A price to earnings multiple is a valuation ratio of a company’s current share price compared to its per-share earnings and essentially shows how much one needs to pay per dollar of earnings - if a company were trading at a price/earnings multiple of 20, the interpretation is that an investor is willing to pay $20 for $1 of current earnings.

3 A dividend yield is a financial ratio that indicates how much a company pays out in dividends each year

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

Cullen Funds

SHAREHOLDER LETTER

June 30, 2023 (Continued) (Unaudited)

The Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are long-term capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is long-term capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The Standard & Poor’s 500® Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by Paralel Distributors LLC. FINRA Member Firm

Cullen International High Dividend Fund - Retail Class

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (12/15/2005)
Cullen International High Dividend Fund - Retail	14.28%	3.68%	3.10%	3.24%
MSCI EAFE Index	19.41%	4.90%	5.91%	4.73%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 06/30/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen International High Dividend Fund - Class C

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (12/15/2005)
Cullen International High Dividend Fund - Class C	13.50%	2.92%	2.34%	2.50%
MSCI EAFE Index	19.41%	4.90%	5.91%	4.73%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 06/30/2013 . Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen International High Dividend Fund - Class I

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (12/15/2005)
Cullen International High Dividend Fund - Class I	14.63%	3.97%	3.37%	3.53%
MSCI EAFE Index	19.41%	4.90%	5.91%	4.73%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $1,000,000 made on 06/30/2013 . Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen International High Dividend Fund - Class R2

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (3/4/2010)
Cullen International High Dividend Fund - Class R2	14.07%	3.49%	2.90%	3.70%
MSCI EAFE Index	19.41%	4.90%	5.91%	5.92%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 06/30/2013 . Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Retail Class

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (8/1/2003)
Cullen High Dividend Equity Fund - Retail	8.26%	6.55%	7.83%	7.66%
S&P 500 Index	19.59%	12.31%	12.86%	10.05%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The Standard & Poor’s 500® Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 06/30/2013 . Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class C

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (10/7/2004)
Cullen High Dividend Equity Fund - Class C	7.46%	5.76%	7.03%	6.31%
S&P 500 Index	19.59%	12.31%	12.86%	9.76%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The Standard & Poor’s 500® Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 06/30/2013 . Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class I

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (10/7/2004)
Cullen High Dividend Equity Fund - Class I	8.52%	6.82%	8.10%	7.37%
S&P 500 Index	19.59%	12.31%	12.86%	9.76%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The Standard & Poor’s 500® Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 06/30/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class R1

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (3/3/2010)
Cullen High Dividend Equity Fund - Class R1	7.76%	6.03%	7.30%	8.51%
S&P 500 Index	19.59%	12.31%	12.86%	13.12%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The Standard & Poor’s 500® Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 06/30/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class R2

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (3/4/2010)
Cullen High Dividend Equity Fund - Class R2	8.05%	6.29%	7.54%	8.82%
S&P 500 Index	19.59%	12.31%	12.86%	13.09%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The Standard & Poor’s 500® Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 06/30/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Small Cap Value Fund - Retail Class

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (10/1/2009)
Cullen Small Cap Value Fund - Retail	3.95%	6.62%	5.39%	7.30%
Russell 2000 Value Index	6.01%	3.54%	7.29%	9.42%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

This chart assumes an initial gross investment of $10,000 made on 06/30/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Small Cap Value Fund - Class C

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (10/1/2009)
Cullen Small Cap Value Fund - Class C	3.28%	5.84%	4.62%	6.51%
Russell 2000 Value Index	6.01%	3.54%	7.29%	9.42%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

This chart assumes an initial gross investment of $10,000 made on 06/30/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Small Cap Value Fund - Class I

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (10/1/2009)
Cullen Small Cap Value Fund - Class I	4.25%	6.90%	5.63%	7.56%
Russell 2000 Value Index	6.01%	3.54%	7.29%	9.42%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

This chart assumes an initial gross investment of $1,000,000 made on 06/30/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Value Fund - Retail Class

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (8/31/2012)
Cullen Value Fund - Retail	9.67%	7.13%	8.66%	9.25%
S&P 500 Index	19.59%	12.31%	12.86%	13.39%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The Standard & Poor’s 500® Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 6/30/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Value Fund - Class C

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (8/31/2012)
Cullen Value Fund - Class C	8.88%	6.32%	7.85%	8.44%
S&P 500 Index	19.59%	12.31%	12.86%	13.39%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The Standard & Poor’s 500® Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 6/30/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Value Fund - Class I

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (8/31/2012)
Cullen Value Fund - Class I	9.96%	7.39%	8.93%	9.52%
S&P 500 Index	19.59%	12.31%	12.86%	13.39%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The Standard & Poor’s 500® Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 6/30/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Emerging Markets High Dividend Fund - Retail Class

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (8/31/2012)
Cullen Emerging Markets High Dividend Fund - Retail	16.93%	4.20%	3.74%	4.07%
MSCI Emerging Markets Index	1.75%	0.93%	2.95%	2.84%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 06/30/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Emerging Markets High Dividend Fund - Class C

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (8/31/2012)
Cullen Emerging Markets High Dividend Fund - Class C	16.10%	3.42%	2.97%	3.28%
MSCI Emerging Markets Index	1.75%	0.93%	2.95%	2.84%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 6/30/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Emerging Markets High Dividend Fund - Class I

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	10 Year	Annualized Since Inception (8/31/2012)
Cullen Emerging Markets High Dividend Fund - Class I	17.18%	4.46%	4.02%	4.34%
MSCI Emerging Markets Index	1.75%	0.93%	2.95%	2.84%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $1,000,000 made on 6/30/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Enhanced Equity Income Fund - Retail Class

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	Annualized Since Inception (12/15/2015)
Cullen Enhanced Equity Income Fund - Retail	7.11%	7.37%	7.07%
Cboe S&P 500 BuyWrite Index	9.02%	4.42%	5.81%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

This chart assumes an initial gross investment of $10,000 made on 12/15/2015 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Enhanced Equity Income Fund - Class C

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	Annualized Since Inception (12/15/2015)
Cullen Enhanced Equity Income Fund - Class C	6.39%	6.58%	6.29%
Cboe S&P 500 BuyWrite Index	9.02%	4.42%	5.81%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

This chart assumes an initial gross investment of $10,000 made on 12/15/2015 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Enhanced Equity Income Fund - Class I

FUND PERFORMANCE

June 30, 2023 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2023

	1 Year	5 Year	Annualized Since Inception (12/15/2015)
Cullen Enhanced Equity Income Fund - Class I	7.45%	7.65%	7.35%
Cboe S&P 500 BuyWrite Index	9.02%	4.42%	5.81%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/2015 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Funds

DISCLOSURE OF FUND EXPENSES

June 30, 2023 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second sets of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period January 1, 2023 to June 30, 2023(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,088.10	$6.47
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26
Class C
Actual	2.00%	$1,000.00	$1,084.50	$10.34
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99
Class I
Actual	1.00%	$1,000.00	$1,089.50	$5.18
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01
Class R2
Actual	1.41%	$1,000.00	$1,087.20	$7.30
Hypothetical (5% return before expenses)	1.41%	$1,000.00	$1,017.80	$7.05

Cullen Funds

DISCLOSURE OF FUND EXPENSES

June 30, 2023 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period January 1, 2023 to June 30, 2023(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,006.90	$4.98
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01
Class C
Actual	1.75%	$1,000.00	$1,003.00	$8.69
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75
Class I
Actual	0.75%	$1,000.00	$1,008.10	$3.73
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76
Class R1
Actual	1.50%	$1,000.00	$1,004.20	$7.45
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.36	$7.50
Class R2
Actual	1.25%	$1,000.00	$1,005.70	$6.22
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$963.00	$6.08
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26
Class C
Actual	2.00%	$1,000.00	$960.20	$9.72
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99
Class I
Actual	1.00%	$1,000.00	$965.00	$4.87
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01
Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,025.20	$5.02
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01
Class C
Actual	1.75%	$1,000.00	$1,022.00	$8.77
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75
Class I
Actual	0.75%	$1,000.00	$1,026.50	$3.77
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,136.10	$6.62
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26
Class C
Actual	2.00%	$1,000.00	$1,132.00	$10.57
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99
Class I
Actual	1.00%	$1,000.00	$1,137.30	$5.30
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Cullen Funds

DISCLOSURE OF FUND EXPENSES

June 30, 2023 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period January 1, 2023 to June 30, 2023(b)
Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$992.50	$4.94
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01
Class C
Actual	1.75%	$1,000.00	$988.90	$8.63
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75
Class I
Actual	0.75%	$1,000.00	$993.70	$3.71
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Funds’ prospectuses for more information regarding waivers and/or reimbursements.

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS

June 30, 2023

		Value
	Shares	(Note 2)
COMMON STOCKS - 92.55%
Australia - 4.93%
Rio Tinto Ltd.	43,360	$3,312,744
Sonic Healthcare Ltd.	204,497	4,845,558
Woodside Energy Group Ltd.	173,820	3,987,823
		12,146,125

Canada - 2.12%
BCE, Inc.	45,394	2,069,513
Power Corp. of Canada	117,444	3,161,391
		5,230,904

Finland - 1.64%
UPM-Kymmene Oyj	136,221	4,053,542

France - 10.81%
BNP Paribas	73,664	4,639,670
Compagnie de Saint-Gobain SA	69,071	4,200,396
Compagnie Generale des Etablissements Michelin	71,338	2,106,464
Sanofi	71,397	7,650,625
TotalEnergies SE - Sponsored ADR	59,855	3,450,042
Veolia Environnement	145,879	4,608,364
		26,655,561

Germany - 11.57%
Deutsche Post AG	126,190	6,159,271
Deutsche Telekom AG	171,755	3,743,892
Mercedes-Benz Group AG	78,024	6,272,264
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,793	4,421,635
Siemens AG	47,618	7,926,114
		28,523,176

Hong Kong - 0.55%
Xinyi Glass Holdings Ltd.	863,747	1,344,782

Ireland - 1.46%
Smurfit Kappa Group PLC	108,317	3,608,518

Italy - 1.58%
Enel SpA	578,245	3,891,900
		Value
	Shares	(Note 2)
Japan - 19.18%
Komatsu Ltd.	231,948	$6,238,540
Nippon Telegraph and Telephone Corp.	9,035,025	10,675,850
SoftBank Corp.	561,235	5,989,826
Tokio Marine Holdings, Inc.	332,847	7,646,750
Tokyo Electron Ltd.	61,120	8,708,737
Toyota Motor Corp.	502,650	8,041,634
		47,301,337

Jersey - 0.66%
Glencore PLC	288,846	1,630,582

Mexico - 5.00%
Coca-Cola FEMSA, SAB de C.V.	887,121	7,408,137
TF Administradora Industrial S de RL de CV	2,583,203	4,928,866
		12,337,003

Netherlands - 1.59%
NN Group N.V.	17,392	643,551
Shell PLC	110,460	3,286,164
		3,929,715

Norway - 1.37%
DNB Bank ASA	180,832	3,381,250

Singapore - 4.26%
CapitaLand Ascendas REIT	2,010,102	4,042,796
United Overseas Bank Ltd.	311,627	6,451,905
		10,494,701

Spain - 1.54%
Iberdrola Sociedad Anonima	290,604	3,789,439

Sweden - 1.62%
Svenska Handelsbanken AB	28,446	238,269
Aktiebolaget Volvo	181,935	3,761,723
		3,999,992

Switzerland - 9.31%
Nestle SA	61,628	7,408,718
Novartis AG - Sponsored ADR	79,285	8,000,649
Roche Holding AG	8,760	2,676,789
Zurich Insurance Group Ltd.	10,250	4,865,902
		22,952,058

See Notes to Financial Statements.

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS

June 30, 2023 (Continued)

		Value
	Shares	(Note 2)
Taiwan - 2.61%
Ase Technology Holding Co. Ltd.	1,814,200	$6,436,742
Quanta Computer, Inc.	5	24
		6,436,766

United Kingdom - 10.75%
3i Group PLC	249,898	6,183,976
BAE Systems PLC	603,387	7,103,629
British American Tobacco PLC - Sponsored ADR	118,395	3,930,714
Britvic PLC	68,105	740,384
Coca-Cola Europacific Partners PLC	101,640	6,548,665
Diageo PLC	1,395	59,864
Tesco PLC	105,049	331,397
Unilever PLC - Sponsored ADR	31,000	1,616,030
		26,514,659

TOTAL COMMON STOCKS
(Cost $185,996,957)		228,222,010

PREFERRED STOCKS - 3.35%
South Korea - 3.35%
Samsung Electronics Co. Ltd.	182,944	8,261,047

TOTAL PREFERRED STOCKS
(Cost $7,724,275)		8,261,047

TOTAL INVESTMENTS - 95.90%
(Cost $193,721,232)		$236,483,057

Other Assets In Excess of Liabilities - 4.10%		10,117,899

NET ASSETS - 100.00%		$246,600,956

ADR - American Depositary Receipt

	% of Net	Value
Sector Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	16.88%	$41,634,299
Industrials	12.65	31,189,277
Consumer Staples	11.36	28,043,909
Health Care	9.41	23,173,621
Communications	9.12	22,479,081
Materials	7.35	18,150,564
Consumer Discretionary	6.66	16,420,362
Technology	6.14	15,145,503
Utilities	4.99	12,289,703
Energy	4.35	10,724,029
Real Estate	3.64	8,971,662
TOTAL COMMON STOCKS	92.55%	228,222,010

PREFERRED STOCKS
Technology	3.35	8,261,047
TOTAL PREFERRED STOCKS	3.35%	8,261,047

TOTAL INVESTMENTS	95.90	236,483,057
Other Assets In Excess of Liabilities	4.10	10,117,899
NET ASSETS	100.00%	$246,600,956

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS

June 30, 2023

		Value
	Shares	(Note 2)
COMMON STOCKS - 92.60%
Banking - 6.70%
Bank of America Corp.	733,000	$21,029,770
Citigroup, Inc.	270,600	12,458,424
JPMorgan Chase & Co.	197,865	28,777,486
		62,265,680

Consumer Staple Products - 11.61%
Altria Group, Inc.	415,240	18,810,372
Diageo PLC - Sponsored ADR	83,667	14,514,551
Kimberly-Clark Corp.	160,349	22,137,783
Philip Morris International, Inc.	295,195	28,816,936
Unilever PLC - Sponsored ADR	451,357	23,529,240
		107,808,882

Financial Services - 2.77%
Morgan Stanley	301,760	25,770,304

Health Care - 13.52%
Johnson & Johnson	180,265	29,837,463
Medtronic PLC	290,000	25,549,000
Merck & Co., Inc.	222,205	25,640,235
Novartis AG - Sponsored ADR	243,482	24,569,769
Pfizer, Inc.	543,842	19,948,124
		125,544,591

Industrial Products - 10.45%
General Dynamics Corp.	111,290	23,944,043
Johnson Controls International PLC	373,805	25,471,073
Raytheon Technologies Corp.	278,420	27,274,023
Siemens AG - Sponsored ADR	244,500	20,393,745
		97,082,884

Industrial Services - 2.35%
United Parcel Service, Inc., Class B	122,022	21,872,444

Insurance - 4.28%
Chubb Ltd.	132,359	25,487,049
Travelers Cos., Inc.	82,291	14,290,655
		39,777,704

Materials - 2.55%
Dow, Inc.	444,440	23,670,874

Media - 2.64%
Comcast Corp., Class A	589,915	24,510,968
		Value
	Shares	(Note 2)
Oil & Gas - 8.25%
Chevron Corp.	167,600	$26,371,860
ConocoPhillips	231,000	23,933,910
Exxon Mobil Corp.	245,205	26,298,236
		76,604,006

Real Estate - 2.45%
VICI Properties, Inc.	723,019	22,724,487

Retail & Wholesale - Discretionary - 5.83%
Genuine Parts Co.	144,175	24,398,735
Lowe’s Cos., Inc.	131,961	29,783,598
		54,182,333

Retail & Wholesale - Staples - 1.91%
Target Corp.	134,717	17,769,172

Software & Tech Services - 2.14%
Microsoft Corp.	58,470	19,911,374

Tech Hardware & Semiconductors - 7.85%
Broadcom, Inc.	38,143	33,086,383
Cisco Systems, Inc.	505,680	26,163,883
Intel Corp.	407,279	13,619,410
		72,869,676

Telecommunications - 2.99%
AT&T, Inc.	136,408	2,175,708
BCE, Inc.	560,643	25,559,714
		27,735,422

Utilities - 4.31%
Duke Energy Corp.	178,400	16,009,616
NextEra Energy, Inc.	323,205	23,981,811
		39,991,427

TOTAL COMMON STOCKS
(Cost $454,153,080)		860,092,228

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS

June 30, 2023 (Continued)

		Value
	Shares	(Note 2)
EXCHANGE-TRADED FUNDS - 6.45%
Open End Fund - 6.45%
Communication Services Select Sector SPDR Fund	178,560	$11,620,685
Financial Select Sector SPDR Fund	448,314	15,112,665
Health Care Select Sector SPDR Fund	19,565	2,596,862
Real Estate Select Sector SPDR Fund	575,423	21,687,693
Utilities Select Sector SPDR Fund	135,427	8,862,343
		59,880,248
TOTAL EXCHANGE-TRADED FUNDS
(Cost $59,073,661)		59,880,248

TOTAL INVESTMENTS - 99.05%
(Cost $513,226,741)		$919,972,476

Other Assets In Excess of Liabilities - 0.95%		8,796,624

NET ASSETS - 100.00%		$928,769,100

ADR - American Depositary Receipt

	% of Net	Value
Sector Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	13.75%	$127,813,688
Consumer Staples	13.52	125,578,054
Health Care	13.52	125,544,591
Industrials	12.80	118,955,328
Technology	9.99	92,781,050
Energy	8.25	76,604,006
Consumer Discretionary	5.83	54,182,333
Communications	5.63	52,246,390
Utilities	4.31	39,991,427
Materials	2.55	23,670,874
Real Estate	2.45	22,724,487
TOTAL COMMON STOCKS	92.60%	860,092,228

EXCHANGE-TRADED FUNDS
Real Estate	2.34	21,687,693
Financials	1.63	15,112,665
Communication Services	1.25	11,620,685
Health Care	1.23	11,459,205
TOTAL EXCHANGE-TRADED FUNDS	6.45%	59,880,248

TOTAL INVESTMENTS	99.05	919,972,476
Other Assets In Excess of Liabilities	0.95	8,796,624
NET ASSETS	100.00%	$928,769,100

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

SCHEDULE OF INVESTMENTS
June 30, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 92.12%
Banking - 12.60%
Ameris Bancorp	6,990	$239,128
Enterprise Financial Services Corp.	3,990	156,009
First Horizon Corp.	2,637	29,719
First Interstate BancSystem, Inc., Class A	15,550	370,712
Premier Financial Corp.	15,430	247,188
Simmons First National Corp., Class A	17,640	304,290
SouthState Corp.	3,190	209,902
Western Alliance BanCorp	2,138	77,973
		1,634,921

Consumer Discretionary Products - 12.44%
Carter's, Inc.	4,260	309,276
Columbia Sportswear Co.	1,780	137,487
Ralph Lauren Corp., Class A	880	108,504
Standard Motor Products, Inc.	10,820	405,966
Steven Madden Ltd.	7,930	259,232
Under Armour, Inc.(a)	58,686	393,783
		1,614,248

Consumer Discretionary Services - 3.81%
Denny's Corp.(a)	40,150	494,648

Consumer Staple Products - 3.17%
Vector Group Ltd.	32,060	410,689

Health Care - 13.26%
ANI Pharmaceuticals, Inc.(a)	10,220	550,143
Emergent BioSolutions, Inc.(a)	6,860	50,421
Haemonetics Corp.(a)	5,470	465,716
Varex Imaging Corp.(a)	27,750	654,067
		1,720,347

Industrial Products - 7.31%
Spirit AeroSystems Holdings, Inc., Class A	22,020	642,764
Timken Co.	3,340	305,710
		948,474

Industrial Services - 12.07%
Barrett Business Services, Inc.	990	86,328
BGSF, Inc.	30,870	294,191
Copa Holdings, SA	2,680	296,355
Forrester Research, Inc.(a)	7,780	226,320
Great Lakes Dredge & Dock Corp.(a)	81,124	661,972
		1,565,166

	Shares	Value (Note 2)
Materials - 7.42%
Cabot Corp.	1,680	$112,375
Ecovyst, Inc.(a)	47,810	547,903
Huntsman Corp.	11,170	301,813
		962,091

Oil & Gas - 10.70%
Civitas Resources, Inc.	4,310	298,985
Coterra Energy, Inc.	11,840	299,552
Helmerich & Payne, Inc.	4,920	174,414
HF Sinclair Corp.	4,230	188,700
Sitio Royalties Corp., Class A	16,230	426,362
		1,388,013

Real Estate - 1.78%
Host Hotels & Resorts, Inc.	6,660	112,088
RLJ Lodging Trust	11,560	118,721
		230,809

Software & Tech Services - 2.56%
Unisys Corp.(a)	83,300	331,534

Tech Hardware & Semiconductors - 1.62%
Comtech Telecommunications Corp.	12,440	113,702
MKS Instruments, Inc.	890	96,209
		209,911

Utilities - 3.38%
Spire, Inc.	6,910	438,370

TOTAL COMMON STOCKS
(Cost $10,538,571)		11,949,221

TOTAL INVESTMENTS - 92.12%
(Cost $10,538,571)		$11,949,221

Other Assets In Excess of Liabilities - 7.88%		1,022,457

NET ASSETS - 100.00%		$12,971,678

(a)	Non-income producing security.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

SCHEDULE OF INVESTMENTS
June 30, 2023 (Continued)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Industrials	19.38%	$2,513,640
Consumer Discretionary	16.25	2,108,896
Health Care	13.26	1,720,347
Financials	12.60	1,634,921
Energy	10.70	1,388,013
Materials	7.42	962,091
Technology	4.18	541,445
Utilities	3.38	438,370
Consumer Staples	3.17	410,689
Real Estate	1.78	230,809
TOTAL COMMON STOCKS	92.12%	11,949,221

TOTAL INVESTMENTS	92.12	11,949,221
Other Assets In Excess of Liabilities	7.88	1,022,457
NET ASSETS	100.00%	$12,971,678

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Value Fund

SCHEDULE OF INVESTMENTS
June 30, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 99.08%
Banking - 7.94%
Bank of America Corp.	17,700	$507,813
Citigroup, Inc.	11,260	518,410
JPMorgan Chase & Co.	5,191	754,979
		1,781,202

Consumer Discretionary Products - 2.81%
BorgWarner, Inc.	12,900	630,939

Consumer Staple Products - 5.64%
Mondelez International, Inc.	8,495	619,625
Unilever PLC - Sponsored ADR	12,393	646,047
		1,265,672

Financial Services - 6.24%
American Express Co.	4,300	749,060
Morgan Stanley	7,604	649,382
		1,398,442

Health Care - 20.09%
Bristol-Myers Squibb Co.	12,112	774,563
Cigna Group	2,364	663,338
Johnson & Johnson	4,245	702,632
Medtronic PLC	7,005	617,141
Merck & Co., Inc.	7,611	878,233
Pfizer, Inc.	14,674	538,242
Thermo Fisher Scientific, Inc.	631	329,224
		4,503,373

Industrial Products - 12.19%
Boeing Co.(a)	2,775	585,969
General Dynamics Corp.	3,279	705,477
Raytheon Technologies Corp.	7,503	734,994
Sensata Technologies Holding PLC	5,700	256,443
Siemens AG - Sponsored ADR	5,400	450,414
		2,733,297

Industrial Services - 2.04%
Canadian National Railway Co.	3,774	456,918

Insurance - 5.51%
Allstate Corp.	4,396	479,340
Chubb Ltd.	3,925	755,798
		1,235,138

	Shares	Value (Note 2)
Materials - 3.76%
Axalta Coating Systems Ltd.(a)	14,400	$472,464
Packaging Corp. of America	2,800	370,048
		842,512

Media - 4.24%
Comcast Corp., Class A	14,300	594,165
Walt Disney Co.(a)	3,992	356,406
		950,571

Oil & Gas - 7.18%
Chevron Corp.	5,089	800,754
ConocoPhillips	7,798	807,951
		1,608,705

Retail & Wholesale - Discretionary - 3.81%
Lowe's Cos., Inc.	3,781	853,372

Retail & Wholesale - Staples - 1.52%
Archer-Daniels-Midland Co.	4,507	340,549

Software & Tech Services - 4.01%
Oracle Corp.	7,556	899,844

Tech Hardware & Semiconductors - 10.09%
Applied Materials, Inc.	4,800	693,792
Arrow Electronics, Inc.(a)	6,298	902,062
Cisco Systems, Inc.	12,901	667,498
		2,263,352

Telecommunications - 2.01%
Verizon Communications, Inc.	12,100	449,999

TOTAL COMMON STOCKS
(Cost $13,683,656)		22,213,885

TOTAL INVESTMENTS - 99.08%
(Cost $13,683,656)		$22,213,885

Other Assets In Excess of Liabilities - 0.92%		205,986

NET ASSETS - 100.00%		$22,419,871

(a)	Non-income producing security.

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen Value Fund

SCHEDULE OF INVESTMENTS
June 30, 2023 (Continued)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Health Care	20.09%	$4,503,373
Financials	19.69	4,414,782
Industrials	14.23	3,190,215
Technology	14.10	3,163,196
Energy	7.18	1,608,705
Consumer Staples	7.16	1,606,221
Consumer Discretionary	6.62	1,484,311
Communications	6.25	1,400,570
Materials	3.76	842,512
TOTAL COMMON STOCKS	99.08%	22,213,885

TOTAL INVESTMENTS	99.08	22,213,885
Other Assets In Excess of Liabilities	0.92	205,986
NET ASSETS	100.00%	$22,419,871

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS
June 30, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 93.30%
Brazil - 3.36%
Petroleo Brasileiro SA	835,800	$5,786,469
SLC Agricola SA	1,023,241	8,174,049
Vale SA	30,055	403,918
		14,364,436

Cayman Islands - 2.58%
Longfor Group Holdings Ltd.(a)(b)	940,000	2,284,023
Tencent Holdings Ltd.	206,700	8,747,029
		11,031,052

Chile - 0.51%
Sociedad Quimica y Minera de Chile SA -
Sponsored ADR	30,010	2,179,326

China - 4.29%
Alibaba Group Holding Ltd.(c)	311,950	3,232,560
China Construction Bank Corp.	13,625,300	8,815,757
China Merchants Bank Co. Ltd.	922,000	4,188,770
Zijin Mining Group Co. Ltd.	1,434,000	2,104,517
		18,341,604

Egypt - 0.30%
Integrated Diagnostics Holdings PLC(a)(b)	2,662,000	1,279,091

Greece - 8.68%
Eurobank Ergasias Services and Holdings SA(c)	6,246,410	10,285,495
Mytilineos SA	396,610	13,996,167
OPAP SA	735,130	12,818,770
		37,100,432
Hong Kong - 6.67%
AIA Group Ltd.	1,309,024	13,213,859
BOC Aviation Ltd.(a)(b)	794,020	6,419,240
CIMC Enric Holdings Ltd.	6,143,000	5,487,621
PAX Global Technology Ltd.	1,369,100	1,037,833
Xinyi Glass Holdings Ltd.	1,494,900	2,327,435
		28,485,988

	Shares	Value (Note 2)
India - 15.47%
ICICI Bank Ltd. - Sponsored ADR	683,360	$15,771,949
NHPC Ltd.	22,043,000	12,346,687
Oil and Natural Gas Corp. Ltd.	3,035,000	5,930,433
Power Grid Corp. of India Ltd.	3,772,000	11,731,714
PowerGrid Infrastructure Investment Trust(a)(b)	4,309,600	6,039,179
REC Ltd.	4,275,000	8,580,094
RITES Ltd.	1,255,023	5,690,238
		66,090,294

Indonesia - 3.70%
Bank Rakyat Indonesia Persero Tbk PT	29,008,744	10,496,744
Telkom Indonesia Persero Tbk PT	19,919,000	5,314,391
		15,811,135

Jersey - 1.23%
Glencore PLC	927,560	5,236,226

Kazakhstan - 2.72%
Kaspi.kz Joint Stock Co. - GDR	146,104	11,629,878

Mexico - 9.48%
Arca Continental, SAB de C.V.	1,296,409	13,305,669
Banco del Bajio SA(a)(b)	1,574,762	4,810,674
Grupo Mexico, SAB de C.V.	307,926	1,480,534
TF Administradora Industrial S de RL de CV	4,482,750	8,553,287
Prologis Property Mexico, SA de C.V.	3,339,270	12,360,586
		40,510,750

Panama - 1.60%
Copa Holdings, SA	61,875	6,842,137

Russia - 0.00%
Globaltrans Investment PLC - Sponsored GDR(b)(c)(d)	25,467	-

Saudi Arabia - 1.12%
Saudi Arabian Oil Co.(a)(b)	557,000	4,789,306

South Africa - 0.72%
Anglo American PLC	99,915	2,833,505
Mondi PLC	14,950	229,160
		3,062,665

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS
June 30, 2023 (Continued)

	Shares	Value (Note 2)
South Korea - 5.76%
Macquarie Korea Infrastructure Fund	785,777	$7,573,610
Samsung Electronics Co., Ltd.	306,479	16,793,370
SK Telecom Co. Ltd.	6,784	239,923
		24,606,903

Taiwan - 18.20%
Ase Technology Holding Co. Ltd.	2,494,728	8,851,240
MediaTek, Inc.	319,969	7,068,300
Quanta Computer, Inc.	2,270,505	11,081,146
SINBON Electronics Co. Ltd.	349,000	4,140,555
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	181,388	18,305,677
Unimicron Technology Corp.	2,582,000	14,591,083
Wiwynn Corp.	301,223	13,733,939
		77,771,940

Thailand - 0.87%
Thai Beverage PCL	8,620,000	3,696,835

United Kingdom - 3.06%
Airtel Africa PLC(a)(b)	4,516,700	6,183,645
Endeavour Mining PLC	286,875	6,875,472
		13,059,117

Vietnam - 2.98%
Gemadept Corp.	3,264,700	7,184,140
Ho Chi minh City Securities Corp.	4,663,000	5,565,548
		12,749,688

TOTAL COMMON STOCKS
(Cost $323,480,679)		398,638,803

PARTICIPATORY NOTES - 4.88%
China - 3.53%
Midea Group Co. Ltd.	1,859,211	15,080,391

Saudi Arabia - 1.35%
Saudi Arabian Oil Co.	671,000	5,769,523

TOTAL PARTICIPATORY NOTES
(Cost $21,215,204)		20,849,914

	Shares	Value (Note 2)
PREFERRED STOCKS - 0.11%
Brazil - 0.11%
Itau Unibanco Holding SA	74,669	$442,880

TOTAL PREFERRED STOCKS
(Cost $357,788)		442,880

RIGHTS - 0.00%
South Korea - 0.00%
Macquarie Korea Infrastructure Fund, Subscription Price 12,550 KRW, Expires 8/21/23(c)	60,044	6,836

TOTAL RIGHTS
(Cost $—)		6,836

TOTAL INVESTMENTS - 98.29%
(Cost $345,053,671)		$419,938,433

Other Assets In Excess of Liabilities - 1.71%		7,325,151

NET ASSETS - 100.00%		$427,263,584

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2023, these securities had an aggregate value of $31,805,158 or 7.44% of net assets.

(b)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2023, the aggregate market value of these securities was $31,805,158, representing 7.44% of net assets.
(c)	Non-income producing security.

(d)	Fair valued security; valued by management in accordance with procedures approved by the Board. As of June 30, 2023, these securities had an aggregate value of $0 or 0% of net assets.

ADR - American Depositary Receipt

GDR - Gross Depositary Receipt

KRW - South Korean won

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS
June 30, 2023 (Continued)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Technology	25.09%	$107,233,021
Financials	22.41	95,721,740
Utilities	8.91	38,074,568
Real Estate	6.83	29,237,075
Consumer Staples	5.89	25,176,553
Materials	5.56	23,670,093
Energy	5.14	21,993,829
Communications	4.80	20,484,988
Industrials	4.61	19,716,515
Consumer Discretionary	3.76	16,051,330
Health Care	0.30	1,279,091
TOTAL COMMON STOCKS	93.30%	398,638,803

PARTICIPATORY NOTES
Consumer Discretionary	3.53	15,080,391
Energy	1.35	5,769,523
TOTAL PARTICIPATORY NOTES	4.88%	20,849,914

PREFERRED STOCKS
Financials	0.11	442,880
TOTAL PREFERRED STOCKS	0.11%	442,880

RIGHTS
Financials	0.00	6,836
TOTAL RIGHTS	0.00%	6,836

TOTAL INVESTMENTS	98.29	419,938,433
Other Assets In Excess of Liabilities	1.71	7,325,151
NET ASSETS	100.00%	$427,263,584

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 98.00%
Banking - 7.66%
Citigroup, Inc.(a)	124,510	$5,732,441
JPMorgan Chase & Co.	32,969	4,795,011
Truist Financial Corp.	240,924	7,312,043
		17,839,495

Consumer Staple Products - 12.13%
Altria Group, Inc.	130,076	5,892,443
Conagra Brands, Inc.	241,679	8,149,416
Philip Morris International, Inc.(a)	78,527	7,665,806
Unilever PLC - Sponsored ADR	125,211	6,527,249
		28,234,914

Financial Services - 2.94%
Morgan Stanley(a)	80,015	6,833,281

Health Care - 13.73%
Bristol-Myers Squibb Co.	123,593	7,903,772
Johnson & Johnson	42,102	6,968,723
Medtronic PLC	104,608	9,215,965
Merck & Co., Inc.(a)	68,263	7,876,868
		31,965,328

HEALTH CARE - 3.08%
Baxter International, Inc.(a)	157,420	7,172,055

Industrial Products - 9.48%
General Dynamics Corp.	21,827	4,696,079
Johnson Controls International PLC	48,651	3,315,079
Raytheon Technologies Corp.	70,786	6,934,197
Siemens AG - Sponsored ADR	85,310	7,115,707
		22,061,062

Insurance - 2.72%
Allstate Corp.	58,160	6,341,766

Materials - 4.46%
Dow, Inc.(a)	110,565	5,888,692
Rio Tinto PLC - Sponsored ADR	70,551	4,503,976
		10,392,668

Media - 2.47%
Comcast Corp., Class A	138,431	5,751,808

	Shares	Value (Note 2)
Oil & Gas - 10.73%
Chevron Corp.	52,491	$8,259,459
EOG Resources, Inc.	84,051	9,618,796
Exxon Mobil Corp.(a)	66,147	7,094,266
		24,972,521

Real Estate - 6.80%
Healthpeak Properties, Inc.	326,419	6,561,022
VICI Properties, Inc.	294,974	9,271,033
		15,832,055

Retail & Wholesale - Discretionary - 1.01%
Genuine Parts Co.	13,917	2,355,174

Tech Hardware & Semiconductors - 6.22%
Cisco Systems, Inc.	146,400	7,574,736
Qualcomm, Inc.	57,905	6,893,011
		14,467,747

Telecommunications - 6.92%
BCE, Inc.	153,977	7,019,811
Verizon Communications, Inc.	244,130	9,079,195
		16,099,006

Utilities - 7.65%
Duke Energy Corp.	95,388	8,560,119
PPL Corp.	349,030	9,235,334
		17,795,453

TOTAL COMMON STOCKS
(Cost $230,592,212)		228,114,333

TOTAL INVESTMENTS - 98.00%
(Cost $230,592,212)		$228,114,333

Other Assets In Excess of Liabilities - 2.00%		4,666,758

NET ASSETS - 100.00%		$232,781,091

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of June 30, 2023.

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2023 (Continued)

Schedule of Call Options Written	Notional Amount	Number of Contracts	Value
WRITTEN OPTIONS - (0.22%)
Baxter International, Inc., Expires July, 2023, Exercise Price $47.00	$(3,590,128)	(788)	$(30,732)
Citigroup, Inc., Expires July, 2023, Exercise Price $50.00	(2,863,688)	(622)	(8,708)
Dow, Inc., Expires July, 2023, Exercise Price $55.00	(3,030,494)	(569)	(17,639)
Merck & Co., Inc., Expires July, 2023, Exercise Price $113.00	(7,869,598)	(682)	(248,248)
Morgan Stanley, Expires July, 2023, Exercise Price $88.00	(6,832,000)	(800)	(81,600)
Philip Morris International, Inc., Expires July, 2023, Exercise Price $99.00	(7,663,170)	(785)	(102,050)
Exxon Mobil Corp., Expires July, 2023, Exercise Price $110.00	(3,549,975)	(331)	(33,762)

TOTAL WRITTEN OPTIONS
(Premiums received $407,708)			(522,739)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Health Care	16.81%	$39,137,383
Financials	13.32	31,014,542
Consumer Staples	12.13	28,234,914
Energy	10.73	24,972,521
Industrials	9.48	22,061,062
Communications	9.39	21,850,814
Utilities	7.65	17,795,453
Real Estate	6.80	15,832,055
Technology	6.22	14,467,747
Materials	4.46	10,392,668
Consumer Discretionary	1.01	2,355,174
TOTAL COMMON STOCKS	98.00%	228,114,333

TOTAL INVESTMENTS	98.00	228,114,333
Other Assets In Excess of Liabilities	2.00	4,666,758
NET ASSETS	100.00%	$232,781,091

WRITTEN OPTIONS
Materials	(0.01)	(17,639)
Energy	(0.01)	(33,762)
Consumer Staples	(0.04)	(102,050)
Financials	(0.04)	(90,308)
Health Care	(0.12)	(278,980)
TOTAL WRITTEN OPTIONS	(0.22)	(522,739)

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
ASSETS:
Investments, at value	$236,483,057	$919,972,476	$11,949,221	$22,213,885	$419,938,433	$228,114,333
Cash	9,696,478	—	1,041,524	163,018	2,702,354	3,664,128
Foreign currencies, at value	63,367	—	—	—	500,534	—
Receivable for investments sold	—	9,148,919	—	—	1,888,373	—
Receivable for fund shares sold	293,209	788,441	123	—	712,050	909,576
Dividends receivable	2,118,146	3,473,157	12,932	45,777	3,163,266	842,877
Receivable due from Investment Advisor	—	—	29,374	41,144	—	—
Prepaid expenses and other assets	39,435	47,411	12,160	35,251	54,115	22,731
Total Assets	248,693,692	933,430,404	13,045,334	22,499,075	428,959,125	233,553,645
LIABILITIES:
Bank overdraft	—	3,297,133	—	—	—	—
Written options, at value	—	—	—	—	—	522,739
Payable to Investment Advisor	143,758	498,698	—	—	216,379	91,900
Payable for investments purchased	1,740,161	—	—	—	622,753	—
Payable for shares redeemed	73,617	634,477	—	—	122,620	52,517
Distribution fees payable	1,789	44,491	214	974	3,117	9,326
Trustees' fees and expenses payable	20,000	20,000	20,000	20,000	20,000	20,000
Professional fees payable	43,627	32,481	34,127	41,898	44,777	42,721
Capital gains tax payable	—	—	—	—	512,523	—
Accrued expenses and other liabilities	69,784	134,024	19,315	16,332	153,372	33,351
Total Liabilities	2,092,736	4,661,304	73,656	79,204	1,695,541	772,554
NET ASSETS	$246,600,956	$928,769,100	$12,971,678	$22,419,871	$427,263,584	$232,781,091

NET ASSETS CONSIST OF
Paid in capital	$242,883,047	$472,134,197	$11,767,346	$13,191,680	$450,180,455	$241,903,990
Total distributable earnings	3,717,909	456,634,903	1,204,332	9,228,191	(22,916,871)	(9,122,899)
NET ASSETS	$246,600,956	$928,769,100	$12,971,678	$22,419,871	$427,263,584	$232,781,091

Investments, At Cost	$193,721,232	$513,226,741	$10,538,571	$13,683,656	$345,053,671	$230,592,212
Foreign Currencies, At Cost	63,116	—	—	—	502,260	—
Premiums Received on Written Options	–	–	–	–	–	407,708

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023 (Continued)

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$10.17		$14.77	$12.62	$13.61	$10.90	$10.29
Net Assets	$4,775,606		$94,317,708	$559,096	$1,952,584	$9,733,587	$5,153,787
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	469,541		6,386,146	44,290	143,475	893,087	500,645

Class C:
Net Asset Value, offering and redemption price per share	$10.12		$14.45	$11.10	$13.58	$10.73	$10.31
Net Assets	$985,308		$30,602,768	$124,655	$711,326	$1,404,904	$10,016,469
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	97,385		2,117,646	11,235	52,393	130,900	971,748

Class I:
Net Asset Value, offering and redemption price per share	$10.28		$14.78	$13.19	$13.55	$10.99	$10.38
Net Assets	$240,839,337		$802,559,448	$12,287,927	$19,755,961	$416,125,093	$217,610,835
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	23,428,826		54,288,194	931,588	1,457,659	37,849,296	20,965,652

Class R1:
Net Asset Value, offering and redemption price per share	–		$11.64	–	–	–	–
Net Assets	–		$782,065	–	–	–	–
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	–		67,196	–	–	–	–

Class R2:
Net Asset Value, offering and redemption price per share	$11.98	*	$11.94	–	–	–	–
Net Assets	$705		$507,111	–	–	–	–
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	59		42,478	–	–	–	–

*Per share amounts may not recalculate due to rounding.

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF OPERATIONS

Year Ended June 30, 2023

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
INVESTMENT INCOME:
Dividends*	$8,737,382	$33,365,326	$287,560	$556,942	$19,491,951	$7,357,806
Interest and other income	233,790	395,230	19,291	14,463	338,374	328,625
Total Investment Income	8,971,172	33,760,556	306,851	571,405	19,830,325	7,686,431
EXPENSES:
Investment advisory fees (Note 6)	2,056,782	9,936,173	112,845	235,157	3,407,062	1,898,026
Administrative fees	108,759	342,707	21,242	18,845	153,647	77,221
Distribution fees (Note 7)
Retail	11,388	256,582	2,135	4,976	20,369	13,509
Class C	10,208	314,280	1,064	7,785	13,794	86,751
Class R1	–	3,727	–	–	–	–
Class R2	–	1,391	–	–	–	–
Registration and filing fees	74,690	99,748	50,137	39,229	55,363	75,566
Custody fees	70,296	32,549	5,416	3,249	352,310	13,196
Transfer agent fees	70,428	145,217	47,643	48,434	56,013	59,204
Legal fees	99,509	99,509	99,509	252,084	112,723	112,723
Professional fees	79,069	78,730	77,650	77,650	116,884	77,653
Trustees' fees	80,000	80,000	80,000	80,000	80,000	80,000
Other expenses	46,490	169,335	21,767	19,534	71,730	45,011
Total Expenses	2,707,619	11,559,948	519,408	786,943	4,439,895	2,538,860
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(14,020)	(365,599)	(30,988)	(50,641)	(23,719)	(28,870)
Class C	(3,149)	(112,052)	(3,859)	(19,665)	(4,046)	(47,118)
Class I	(610,285)	(3,051,411)	(368,384)	(527,536)	(967,747)	(937,747)
Class R1	–	(784)	–	–	–	–
Class R2	–	(593)	–	–	–	–
Net Expenses	2,080,165	8,029,509	116,177	189,101	3,444,383	1,525,125
NET INVESTMENT INCOME	6,891,007	25,731,047	190,674	382,304	16,385,942	6,161,306
Net realized gain/(loss) on:
Investments	(10,796,382)	59,327,721	(147,927)	923,903	(26,747,918)	(7,898,523)
Written options	–	–	–	–	–	3,043,418
Capital gains tax	–	–	–	–	1,220	–
Foreign currency related transactions	(103,922)	(2,690)	–	(8)	(400,541)	1,956
Total Net realized gain/loss	(10,900,304)	59,325,031	(147,927)	923,895	(27,147,239)	(4,853,149)
Net change in unrealized appreciation/ depreciation on:
Investments	32,279,331	(2,723,216)	483,691	909,811	67,299,573	10,237,512
Written options	–	–	–	–	–	(79,663)
Capital gains tax	–	–	–	–	(427,535)	–
Foreign currency related translations	43,644	100	–	–	32,898	227
Total net change in unrealized appreciation/depreciation	32,322,975	(2,723,116)	483,691	909,811	66,904,936	10,158,076
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	21,422,671	56,601,915	335,764	1,833,706	39,757,697	5,304,927
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,313,678	$82,332,962	$526,438	$2,216,010	$56,143,639	$11,466,233
*Foreign taxes withheld on dividends	$1,256,175	$416,316	$–	$8,570	$1,935,821	$73,463

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2023

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
OPERATIONS
Net investment income	$6,891,007	$5,889,917	$25,731,047	$24,563,624
Net realized gain/(loss)	(10,900,304)	6,438,001	59,325,031	75,095,864
Net change in unrealized appreciation/depreciation	32,322,975	(39,265,624)	(2,723,116)	(129,196,213)
Net Increase/(Decrease) in net assets resulting from operations	28,313,678	(26,937,706)	82,332,962	(29,536,725)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(129,178)	(151,717)	(8,442,117)	(13,011,729)
Class C	(20,807)	(29,042)	(2,445,946)	(3,516,986)
Class I	(6,571,030)	(5,776,176)	(72,658,297)	(103,965,155)
Class R1	–	(108)	(73,086)	(88,657)
Class R2	(16)	(15)	(40,208)	(123,112)
Net (decrease) in net assets from distributions	(6,721,031)	(5,957,058)	(83,659,654)	(120,705,639)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	3,072,075	786,660	12,471,663	9,426,721
Class C	92,080	192,103	2,925,023	2,865,036
Class I	138,828,222	83,087,035	159,672,791	150,098,266
Class R1	–	490	32,010	26,922
Class R2	685	12	297,583	114,381
Dividends reinvested
Retail	118,524	140,001	8,150,528	12,618,091
Class C	18,297	25,756	2,393,537	3,441,842
Class I	4,002,478	3,477,819	59,066,364	84,916,705
Class R1	–	108	73,086	88,657
Class R2	15	15	40,208	123,063
Shares redeemed
Retail	(3,092,075)	(2,182,717)	(32,720,047)	(28,346,390)
Class C	(299,866)	(332,611)	(6,404,039)	(5,214,494)
Class I	(97,884,607)	(68,281,620)	(280,465,883)	(236,496,563)
Class R1	–	(12,441)	(4,747)	(30,650)
Class R2	(673)	(3,731)	(481,284)	(479,265)
Redemption fees
Retail	–	–	–	10
Class C	–	–	1,012	–
Class I	59	63	25	8,306
Class R1	–	–	–	–
Class R2	–	–	–	–
Net Increase/(Decrease) in net assets derived from capital share transactions	44,855,214	16,896,942	(74,952,170)	(6,839,362)
Net Increase/(Decrease) in net assets	66,447,861	(15,997,822)	(76,278,862)	(157,081,726)
NET ASSETS
Beginning of year	180,153,095	196,150,917	1,005,047,962	1,162,129,688
End of year	$246,600,956	$180,153,095	$928,769,100	$1,005,047,962

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2023

	Cullen Small Cap Value Fund		Cullen Value Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
OPERATIONS
Net investment income	$190,674	$94,851	$382,304	$410,096
Net realized gain/(loss)	(147,927)	1,031,566	923,895	2,071,455
Net change in unrealized appreciation/depreciation	483,691	(1,662,285)	909,811	(4,157,227)
Net Increase/(Decrease) in net assets resulting from operations	526,438	(535,868)	2,216,010	(1,675,676)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(80,789)	(71,660)	(128,947)	(240,710)
Class C	(9,777)	(14,094)	(49,253)	(58,616)
Class I	(885,484)	(881,059)	(1,442,176)	(2,644,369)
Net (decrease) in net assets from distributions	(976,050)	(966,813)	(1,620,376)	(2,943,695)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	939,392	77,112	62,772	155,983
Class C	68,466	28,954	45,000	443,000
Class I	8,272,363	976,989	2,540,586	609,710
Dividends reinvested
Retail	80,789	71,660	128,948	240,710
Class C	9,777	14,094	49,253	58,616
Class I	883,647	878,227	1,442,176	2,644,369
Shares redeemed
Retail	(808,237)	(321,944)	(239,936)	(285,356)
Class C	(6,838)	(288,464)	(189,977)	(184,926)
Class I	(4,303,557)	(438,735)	(5,540,265)	(2,650,597)
Redemption fees
Retail	–	–	–	–
Class C	–	–	–	–
Class I	230	–	–	–
Net Increase/(Decrease) in net assets derived from capital share transactions	5,136,032	997,893	(1,701,443)	1,031,509
Net Increase/(Decrease) in net assets	4,686,420	(504,788)	(1,105,809)	(3,587,862)
NET ASSETS
Beginning of year	8,285,258	8,790,046	23,525,680	27,113,542
End of year	$12,971,678	$8,285,258	$22,419,871	$23,525,680

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2023

	Cullen Emerging Markets High Dividend Fund		Cullen Enhanced Equity Income Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
OPERATIONS
Net investment income	$16,385,942	$12,847,707	$6,161,306	$2,953,100
Net realized gain/(loss)	(27,147,239)	(3,605,333)	(4,853,149)	6,777,335
Net change in unrealized appreciation/depreciation	66,904,936	(71,430,338)	10,158,076	(20,164,814)
Net Increase/(Decrease) in net assets resulting from operations	56,143,639	(62,187,964)	11,466,233	(10,434,379)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(357,733)	(285,414)	(201,202)	(254,918)
Class C	(49,651)	(47,243)	(278,451)	(579,307)
Class I	(15,416,367)	(11,146,405)	(6,621,342)	(8,507,389)
From tax return of capital
Retail	–	–	(97,776)	–
Class C	–	–	(133,283)	–
Class I	–	–	(3,463,743)	–
Net (decrease) in net assets from distributions	(15,823,751)	(11,479,062)	(10,795,797)	(9,341,614)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	3,175,041	2,030,293	5,681,472	1,393,802
Class C	37,200	26,000	4,158,245	2,679,434
Class I	180,676,768	160,004,060	123,798,122	120,087,666
Dividends reinvested
Retail	319,465	253,167	265,952	245,668
Class C	47,976	45,318	356,364	452,316
Class I	14,391,049	10,632,604	9,615,323	7,777,319
Shares redeemed
Retail	(2,252,646)	(2,666,582)	(3,810,606)	(574,298)
Class C	(236,006)	(160,989)	(1,689,331)	(1,739,631)
Class I	(120,413,617)	(86,101,429)	(76,565,807)	(20,174,720)
Redemption fees
Retail	–	–	–	483
Class C	–	–	41	–
Class I	2,051	54	3,928	–
Net Increase in net assets derived from capital share transactions	75,747,281	84,062,496	61,813,703	110,148,039
Net Increase in net assets	116,067,169	10,395,470	62,484,139	90,372,046
NET ASSETS
Beginning of year	311,196,415	300,800,945	170,296,952	79,924,906
End of year	$427,263,584	$311,196,415	$232,781,091	$170,296,952

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Retail
Net Asset Value, Beginning of Period	$9.16	$10.94	$8.79	$9.55	$9.88

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.24	0.28	0.19	0.26
Net realized and unrealized gain/loss	1.00	(1.71)	2.15	(0.66)	(0.27)
Total from Investment Operations	1.29	(1.47)	2.43	(0.47)	(0.01)

DISTRIBUTIONS:
From distributable earnings	(0.28)	(0.31)	(0.28)	(0.29)	(0.32)
Total Distributions	(0.28)	(0.31)	(0.28)	(0.29)	(0.32)

Net Increase/(Decrease) in net asset value	1.01	(1.78)	2.15	(0.76)	(0.33)
Net Asset Value, End of Period	$10.17	$9.16	$10.94	$8.79	$9.55
TOTAL RETURN(b)	14.28%	(13.71)%	27.95%	(4.99)%	(0.04)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$4,776	$4,188	$6,267	$5,438	$7,202
Ratio of operating expenses to average net assets excluding waivers	1.56%	1.51%	1.52%	1.55%	1.54%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	2.72%	1.97%	2.57%	1.71%	2.45%
Ratio of net investment income to average net assets including waivers	3.03%	2.23%	2.84%	2.01%	2.74%
Portfolio turnover rate	63%	75%	57%	64%	39%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class C
Net Asset Value, Beginning of Period	$9.11	$10.90	$8.78	$9.53	$9.85

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.20	0.22	0.11	0.20
Net realized and unrealized gain/loss	1.02	(1.75)	2.12	(0.65)	(0.27)
Total from Investment Operations	1.22	(1.55)	2.34	(0.54)	(0.07)

DISTRIBUTIONS:
From distributable earnings	(0.21)	(0.24)	(0.22)	(0.21)	(0.25)
Total Distributions	(0.21)	(0.24)	(0.22)	(0.21)	(0.25)

Net Increase/(Decrease) in net asset value	1.01	(1.79)	2.12	(0.75)	(0.32)
Net Asset Value, End of Period	$10.12	$9.11	$10.90	$8.78	$9.53
TOTAL RETURN(b)	13.50%	(14.38)%	26.92%	(5.71)%	(0.70)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$985	$1,071	$1,387	$1,084	$2,556
Ratio of operating expenses to average net assets excluding waivers	2.31%	2.26%	2.27%	2.29%	2.29%
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	1.83%	1.64%	1.93%	0.92%	1.80%
Ratio of net investment income to average net assets including waivers	2.14%	1.90%	2.20%	1.21%	2.09%
Portfolio turnover rate	63%	75%	57%	64%	39%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class I
Net Asset Value, Beginning of Period	$9.25	$11.03	$8.86	$9.63	$9.95

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.34	0.32	0.21	0.29
Net realized and unrealized gain/loss	1.00	(1.80)	2.15	(0.67)	(0.26)
Total from Investment Operations	1.33	(1.46)	2.47	(0.46)	0.03

DISTRIBUTIONS:
From distributable earnings	(0.30)	(0.32)	(0.30)	(0.31)	(0.35)
Total Distributions	(0.30)	(0.32)	(0.30)	(0.31)	(0.35)

Net Increase/(Decrease) in net asset value	1.03	(1.78)	2.17	(0.77)	(0.32)
Net Asset Value, End of Period	$10.28	$9.25	$11.03	$8.86	$9.63
TOTAL RETURN(b)	14.63%	(13.49)%	28.24%	(4.81)%	0.34%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$240,839	$174,893	$188,481	$137,044	$148,416
Ratio of operating expenses to average net assets excluding waivers	1.30%	1.26%	1.27%	1.30%	1.29%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	3.06%	2.90%	2.86%	1.99%	2.71%
Ratio of net investment income to average net assets including waivers	3.36%	3.16%	3.13%	2.29%	3.00%
Portfolio turnover rate	63%	75%	57%	64%	39%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class R2
Net Asset Value, Beginning of Period	$10.76	$12.78	$10.23	$11.06	$11.38

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.37	0.30	0.17	0.28
Net realized and unrealized gain/loss	1.17	(2.12)	2.51	(0.75)	(0.30)
Total from Investment Operations	1.49	(1.75)	2.81	(0.58)	(0.02)

DISTRIBUTIONS:
From distributable earnings	(0.27)	(0.27)	(0.26)	(0.25)	(0.30)
Total Distributions	(0.27)	(0.27)	(0.26)	(0.25)	(0.30)

Net Increase/(Decrease) in net asset value	1.22	(2.02)	2.55	(0.83)	(0.32)
Net Asset Value, End of Period	$11.98	$10.76	$12.78	$10.23	$11.06
TOTAL RETURN(b)	14.07%	(13.85)%	27.70%	(5.24)%	(0.19)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1	$1	$4	$4	$45
Ratio of operating expenses to average net assets excluding waivers	1.46%	1.25%	1.54%	1.54%	1.54%
Ratio of operating expenses to average net assets including waivers	1.46%	1.25%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets excluding waivers	2.82%	2.99%	2.56%	1.51%	2.57%
Ratio of net investment income to average net assets including waivers	2.82%	2.99%	2.60%	1.55%	2.61%
Portfolio turnover rate	63%	75%	57%	64%	39%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Retail
Net Asset Value, Beginning of Period	$14.83	$17.09	$14.07	$16.91	$17.68

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.33	0.37	0.37	0.38
Net realized and unrealized gain/loss	0.84	(0.78)	4.26	(2.13)	1.08
Total from Investment Operations	1.20	(0.45)	4.63	(1.76)	1.46

DISTRIBUTIONS:
From distributable earnings	(1.26)	(1.81)	(1.61)	(1.08)	(2.23)
Total Distributions	(1.26)	(1.81)	(1.61)	(1.08)	(2.23)

Net Increase/(Decrease) in net asset value	(0.06)	(2.26)	3.02	(2.84)	(0.77)
Net Asset Value, End of Period	$14.77	$14.83	$17.09	$14.07	$16.91
TOTAL RETURN(b)	8.26%	(3.53)%	35.10%	(11.27)%	9.74%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$94,318	$106,659	$129,052	$122,691	$180,108
Ratio of operating expenses to average net assets excluding waivers	1.36%	1.34%	1.34%	1.33%	1.32%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	2.04%	1.62%	2.04%	1.99%	1.88%
Ratio of net investment income to average net assets including waivers	2.40%	1.96%	2.38%	2.32%	2.20%
Portfolio turnover rate	35%	16%	40%	41%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class C
Net Asset Value, Beginning of Period	$14.55	$16.82	$13.87	$16.69	$17.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.20	0.25	0.25	0.25
Net realized and unrealized gain/loss	0.83	(0.77)	4.21	(2.10)	1.05
Total from Investment Operations	1.07	(0.57)	4.46	(1.85)	1.30

DISTRIBUTIONS:
From distributable earnings	(1.17)	(1.70)	(1.51)	(0.97)	(2.11)
Total Distributions	(1.17)	(1.70)	(1.51)	(0.97)	(2.11)

Net Increase/(Decrease) in net asset value	(0.10)	(2.27)	2.95	(2.82)	(0.81)
Net Asset Value, End of Period	$14.45	$14.55	$16.82	$13.87	$16.69
TOTAL RETURN(b)	7.46%	(4.30)%	34.16%	(11.94)%	8.88%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$30,603	$31,861	$35,626	$35,533	$54,940
Ratio of operating expenses to average net assets excluding waivers	2.11%	2.09%	2.09%	2.08%	2.07%
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	1.29%	0.88%	1.30%	1.24%	1.12%
Ratio of net investment income to average net assets including waivers	1.65%	1.22%	1.64%	1.57%	1.44%
Portfolio turnover rate	35%	16%	40%	41%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class I
Net Asset Value, Beginning of Period	$14.84	$17.11	$14.07	$16.92	$17.69

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.37	0.41	0.41	0.42
Net realized and unrealized gain/loss	0.84	(0.79)	4.28	(2.14)	1.08
Total from Investment Operations	1.24	(0.42)	4.69	(1.73)	1.50

DISTRIBUTIONS:
From distributable earnings	(1.30)	(1.85)	(1.65)	(1.12)	(2.27)
Total Distributions	(1.30)	(1.85)	(1.65)	(1.12)	(2.27)

Net Increase/(Decrease) in net asset value	(0.06)	(2.27)	3.04	(2.85)	(0.77)
Net Asset Value, End of Period	$14.78	$14.84	$17.11	$14.07	$16.92
TOTAL RETURN(b)	8.52%	(3.35)%	35.58%	(11.10)%	10.02%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$802,559	$865,159	$995,683	$915,992	$1,364,116
Ratio of operating expenses to average net assets excluding waivers	1.11%	1.08%	1.09%	1.08%	1.07%
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	2.29%	1.88%	2.29%	2.24%	2.13%
Ratio of net investment income to average net assets including waivers	2.65%	2.21%	2.63%	2.57%	2.45%
Portfolio turnover rate	35%	16%	40%	41%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class R1
Net Asset Value, Beginning of Period	$11.94	$14.07	$11.79	$14.34	$15.35

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.20	0.24	0.24	0.26
Net realized and unrealized gain/loss	0.68	(0.62)	3.53	(1.78)	0.89
Total from Investment Operations	0.91	(0.42)	3.77	(1.54)	1.15

DISTRIBUTIONS:
From distributable earnings	(1.21)	(1.71)	(1.49)	(1.01)	(2.16)
Total Distributions	(1.21)	(1.71)	(1.49)	(1.01)	(2.16)

Net Increase/(Decrease) in net asset value	(0.30)	(2.13)	2.28	(2.55)	(1.01)
Net Asset Value, End of Period	$11.64	$11.94	$14.07	$11.79	$14.34
TOTAL RETURN(b)	7.76%	(4.04)%	34.49%	(11.72)%	9.14%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$782	$700	$733	$560	$646
Ratio of operating expenses to average net assets excluding waivers	1.61%	1.58%	1.59%	1.58%	1.57%
Ratio of operating expenses to average net assets including waivers	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets excluding waivers	1.81%	1.38%	1.79%	1.76%	1.70%
Ratio of net investment income to average net assets including waivers	1.92%	1.46%	1.88%	1.84%	1.77%
Portfolio turnover rate	35%	16%	40%	41%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class R2
Net Asset Value, Beginning of Period	$12.21	$14.35	$11.99	$14.57	$15.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.24	0.28	0.28	0.29
Net realized and unrealized gain/loss	0.70	(0.64)	3.60	(1.82)	0.92
Total from Investment Operations	0.96	(0.40)	3.88	(1.54)	1.21

DISTRIBUTIONS:
From distributable earnings	(1.23)	(1.74)	(1.52)	(1.04)	(2.19)
Total Distributions	(1.23)	(1.74)	(1.52)	(1.04)	(2.19)

Net Increase/(Decrease) in net asset value	(0.27)	(2.14)	2.36	(2.58)	(0.98)
Net Asset Value, End of Period	$11.94	$12.21	$14.35	$11.99	$14.57
TOTAL RETURN(b)	8.05%	(3.82)%	34.83%	(11.53)%	9.45%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$507	$669	$1,036	$920	$1,191
Ratio of operating expenses to average net assets excluding waivers	1.36%	1.33%	1.35%	1.58%	1.57%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	2.03%	1.58%	2.04%	1.75%	1.64%
Ratio of net investment income to average net assets including waivers	2.14%	1.66%	2.14%	2.08%	1.96%
Portfolio turnover rate	35%	16%	40%	41%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Retail
Net Asset Value, Beginning of Period	$13.21	$15.98	$9.40	$11.36	$12.35

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.19	0.14	0.01	0.05	(0.02)
Net realized and unrealized gain/loss	0.34	(1.06)	6.57	(1.65)	(0.36)
Total from Investment Operations	0.53	(0.92)	6.58	(1.60)	(0.38)

DISTRIBUTIONS:
From distributable earnings	(1.12)	(1.85)	–	(0.36)	(0.61)
Total Distributions	(1.12)	(1.85)	–	(0.36)	(0.61)

Net Increase/(Decrease) in net asset value	(0.59)	(2.77)	6.58	(1.96)	(0.99)
Net Asset Value, End of Period	$12.62	$13.21	$15.98	$9.40	$11.36
TOTAL RETURN(b)	3.95%	(6.35)%	70.00%	(14.79)%	(2.28)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$559	$373	$637	$267	$415
Ratio of operating expenses to average net assets excluding waivers	4.88%	4.25%	4.87%	7.38%	7.67	%(d)(e)
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment (loss) to average net assets excluding waivers	(2.21)%	(2.10)%	(3.55)%	(5.65)%	(6.63	)%(d)(f)
Ratio of net investment income/(loss) to average net assets including waivers	1.42%	0.90%	0.07%	0.48%	(0.21)%
Portfolio turnover rate	70%	31%	70%	111%	140%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.

(f)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class C
Net Asset Value, Beginning of Period	$11.66	$14.43		$8.56	$10.41	$11.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.08	(0.00	)(b)	(0.08)	(0.02)	(0.10)
Net realized and unrealized gain/loss	0.32	(0.92)		5.95	(1.50)	(0.34)
Total from Investment Operations	0.40	(0.92)		5.87	(1.52)	(0.44)

DISTRIBUTIONS:
From distributable earnings	(0.96)	(1.85)		–	(0.33)	(0.61)
Total Distributions	(0.96)	(1.85)		–	(0.33)	(0.61)

Net Increase/(Decrease) in net asset value	(0.56)	(2.77)		5.87	(1.85)	(1.05)
Net Asset Value, End of Period	$11.10	$11.66		$14.43	$8.56	$10.41
TOTAL RETURN(c)	3.28%	(7.11)%		68.57%	(15.32)%	(3.01)%

RATIOS/SUPPLEMENTAL DATA:(d)
Net Assets, End of Period (000s)	$125	$65		$336	$399	$58
Ratio of operating expenses to average net assets excluding waivers	5.62%	5.04%		5.96%	7.22%	8.30	%(e)(f)
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%		2.00%	2.00%	2.00%
Ratio of net investment (loss) to average net assets excluding waivers	(2.90)%	(3.07)%		(4.62)%	(5.49)%	(7.26	)%(e)(g)
Ratio of net investment income/(loss) to average net assets including waivers	0.72%	(0.03)%		(0.66)%	(0.27)%	(0.96)%
Portfolio turnover rate	70%	31%		70%	111%	140%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Amount represents less than $0.005 per common share.

(c)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(d)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.

(g)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class I
Net Asset Value, Beginning of Period	$13.69	$16.45	$9.68	$11.66	$12.63

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.18	0.05	0.08	0.01
Net realized and unrealized gain/loss	0.35	(1.09)	6.75	(1.69)	(0.37)
Total from Investment Operations	0.59	(0.91)	6.80	(1.61)	(0.36)

DISTRIBUTIONS:
From distributable earnings	(1.09)	(1.85)	(0.03)	(0.37)	(0.61)
Total Distributions	(1.09)	(1.85)	(0.03)	(0.37)	(0.61)

Net Increase/(Decrease) in net asset value	(0.50)	(2.76)	6.77	(1.98)	(0.97)
Net Asset Value, End of Period	$13.19	$13.69	$16.45	$9.68	$11.66
TOTAL RETURN(b)	4.25%	(6.11)%	70.34%	(14.49)%	(2.07)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$12,288	$7,848	$7,817	$3,570	$3,810
Ratio of operating expenses to average net assets excluding waivers	4.56%	4.00%	4.72%	7.57%	7.50	%(d)(e)
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment (loss) to average net assets excluding waivers	(1.84)%	(1.85)%	(3.38)%	(5.80)%	(6.45	)%(d)(f)
Ratio of net investment income to average net assets including waivers	1.72%	1.15%	0.34%	0.77%	0.05%
Portfolio turnover rate	70%	31%	70%	111%	140%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.

(f)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Retail
Net Asset Value, Beginning of Period	$13.27	$15.85	$13.87	$16.56	$15.35

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.20	0.25	0.26	0.23
Net realized and unrealized gain/loss	1.06	(1.10)	3.99	(0.93)	1.21
Total from Investment Operations	1.25	(0.90)	4.24	(0.67)	1.44

DISTRIBUTIONS:
From distributable earnings	(0.91)	(1.68)	(2.26)	(2.02)	(0.23)
Total Distributions	(0.91)	(1.68)	(2.26)	(2.02)	(0.23)

Net Increase/(Decrease) in net asset value	0.34	(2.58)	1.98	(2.69)	1.21
Net Asset Value, End of Period	$13.61	$13.27	$15.85	$13.87	$16.56
TOTAL RETURN(b)	9.67%	(6.72)%	33.12%	(5.38)%	9.48%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,953	$1,947	$2,231	$1,358	$792
Ratio of operating expenses to average net assets excluding waivers	3.54%	2.23%	2.31%	2.25%	1.97	%(d)(e)
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets excluding waivers	(1.11)%	0.07%	0.34%	0.50%	0.49	%(d)(f)
Ratio of net investment income to average net assets including waivers	1.43%	1.30%	1.65%	1.75%	1.46%
Portfolio turnover rate	27%	36%	40%	18%	5%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.

(f)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class C
Net Asset Value, Beginning of Period	$13.24	$15.82	$13.85	$16.55	$15.34

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.09	0.12	0.15	0.12
Net realized and unrealized gain/loss	1.06	(1.11)	4.00	(0.93)	1.20
Total from Investment Operations	1.15	(1.02)	4.12	(0.78)	1.32

DISTRIBUTIONS:
From distributable earnings	(0.81)	(1.56)	(2.15)	(1.92)	(0.11)
Total Distributions	(0.81)	(1.56)	(2.15)	(1.92)	(0.11)

Net Increase/(Decrease) in net asset value	0.34	(2.58)	1.97	(2.70)	1.21
Net Asset Value, End of Period	$13.58	$13.24	$15.82	$13.85	$16.55
TOTAL RETURN(b)	8.88%	(7.45)%	32.18%	(6.11)%	8.64%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$711	$783	$596	$360	$404
Ratio of operating expenses to average net assets excluding waivers	4.28%	3.01%	3.05%	2.93%	2.65	%(d)(e)
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment (loss) to average net assets excluding waivers	(1.85)%	(0.66)%	(0.49)%	(0.20)%	(0.13	)%(d)(f)
Ratio of net investment income to average net assets including waivers	0.68%	0.60%	0.81%	0.98%	0.77%
Portfolio turnover rate	27%	36%	40%	18%	5%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.

(f)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class I
Net Asset Value, Beginning of Period	$13.22	$15.80	$13.84	$16.55	$15.34

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.24	0.28	0.31	0.27
Net realized and unrealized gain/loss	1.05	(1.10)	3.98	(0.93)	1.21
Total from Investment Operations	1.28	(0.86)	4.26	(0.62)	1.48

DISTRIBUTIONS:
From distributable earnings	(0.95)	(1.72)	(2.30)	(2.09)	(0.27)
Total Distributions	(0.95)	(1.72)	(2.30)	(2.09)	(0.27)

Net Increase/(Decrease) in net asset value	0.33	(2.58)	1.96	(2.71)	1.21
Net Asset Value, End of Period	$13.55	$13.22	$15.80	$13.84	$16.55
TOTAL RETURN(b)	9.96%	(6.51)%	33.42%	(5.12)%	9.74%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$19,756	$20,795	$24,287	$21,644	$39,111
Ratio of operating expenses to average net assets excluding waivers	3.29%	1.98%	2.08%	1.88%	1.74	%(d)(e)
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets excluding waivers	(0.86)%	0.31%	0.59%	0.84%	0.73	%(d)(f)
Ratio of net investment income to average net assets including waivers	1.68%	1.54%	1.92%	1.97%	1.72%
Portfolio turnover rate	27%	36%	40%	18%	5%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.

(f)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Retail
Net Asset Value, Beginning of Period	$9.74	$12.30	$8.95	$10.26	$10.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.46	0.36	0.29	0.27	0.42
Net realized and unrealized gain/loss	1.14	(2.54)	3.30	(1.23)	(0.35)
Total from Investment Operations	1.60	(2.18)	3.59	(0.96)	0.07

DISTRIBUTIONS:
From distributable earnings	(0.44)	(0.38)	(0.24)	(0.35)	(0.36)
Total Distributions	(0.44)	(0.38)	(0.24)	(0.35)	(0.36)

Net Increase/(Decrease) in net asset value	1.16	(2.56)	3.35	(1.31)	(0.29)
Net Asset Value, End of Period	$10.90	$9.74	$12.30	$8.95	$10.26
TOTAL RETURN(b)	16.93%	(17.95)%	40.49%	(9.47)%	0.66%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$9,734	$7,492	$9,819	$10,199	$15,576
Ratio of operating expenses to average net assets excluding waivers	1.54%	1.49%	1.52%	1.49%	1.43%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	4.26%	2.91%	2.35%	2.51%	4.01%
Ratio of net investment income to average net assets including waivers	4.55%	3.15%	2.62%	2.75%	4.19%
Portfolio turnover rate	65%	87%	80%	70%	77%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class C
Net Asset Value, Beginning of Period	$9.59	$12.14	$8.84	$10.14	$10.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.28	0.21	0.19	0.34
Net realized and unrealized gain/loss	1.13	(2.51)	3.26	(1.21)	(0.35)
Total from Investment Operations	1.50	(2.23)	3.47	(1.02)	(0.01)

DISTRIBUTIONS:
From distributable earnings	(0.36)	(0.32)	(0.17)	(0.28)	(0.30)
Total Distributions	(0.36)	(0.32)	(0.17)	(0.28)	(0.30)

Net Increase/(Decrease) in net asset value	1.14	(2.55)	3.30	(1.30)	(0.31)
Net Asset Value, End of Period	$10.73	$9.59	$12.14	$8.84	$10.14
TOTAL RETURN(b)	16.10%	(18.58)%	39.51%	(10.20)%	(0.08)%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,405	$1,405	$1,869	$1,467	$2,039
Ratio of operating expenses to average net assets excluding waivers	2.29%	2.24%	2.27%	2.24%	2.18%
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	3.46%	2.20%	1.65%	1.75%	3.22%
Ratio of net investment income to average net assets including waivers	3.75%	2.44%	1.92%	1.99%	3.40%
Portfolio turnover rate	65%	87%	80%	70%	77%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class I
Net Asset Value, Beginning of Period	$9.82	$12.39	$9.01	$10.33	$10.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.49	0.48	0.33	0.29	0.45
Net realized and unrealized gain/loss	1.14	(2.65)	3.32	(1.23)	(0.35)
Total from Investment Operations	1.63	(2.17)	3.65	(0.94)	0.10

DISTRIBUTIONS:
From distributable earnings	(0.46)	(0.40)	(0.27)	(0.38)	(0.38)
Total Distributions	(0.46)	(0.40)	(0.27)	(0.38)	(0.38)

Net Increase/(Decrease) in net asset value	1.17	(2.57)	3.38	(1.32)	(0.28)
Net Asset Value, End of Period	$10.99	$9.82	$12.39	$9.01	$10.33
TOTAL RETURN(b)	17.18%	(17.75)%	40.91%	(9.26)%	0.93%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$416,125	$302,300	$289,113	$237,242	$332,377
Ratio of operating expenses to average net assets excluding waivers	1.29%	1.24%	1.27%	1.24%	1.18%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	4.52%	3.95%	2.71%	2.73%	4.22%
Ratio of net investment income to average net assets including waivers	4.81%	4.19%	2.98%	2.97%	4.40%
Portfolio turnover rate	65%	87%	80%	70%	77%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Retail
Net Asset Value, Beginning of Period	$10.15	$11.44	$8.95	$10.15	$9.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.29	0.26	0.25	0.24
Net realized and unrealized gain/loss	0.38	(0.60)	2.77	(0.86)	0.60
Total from Investment Operations	0.70	(0.31)	3.03	(0.61)	0.84

DISTRIBUTIONS:
From distributable earnings	(0.39)	(0.98)	(0.54)	(0.38)	(0.56)
From tax return of capital	(0.17)	–	–	(0.21)	–
Total Distributions	(0.56)	(0.98)	(0.54)	(0.59)	(0.56)

Net Increase/(Decrease) in net asset value	0.14	(1.29)	2.49	(1.20)	0.28
Net Asset Value, End of Period	$10.29	$10.15	$11.44	$8.95	$10.15
TOTAL RETURN(b)	7.11%	(3.19)%	34.77%	(6.08)%	8.69%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$5,154	$3,078	$2,395	$1,899	$2,243
Ratio of operating expenses to average net assets excluding waivers	1.53%	1.56%	1.81%	1.94%	1.86	%(d)(e)
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	2.54%	2.01%	1.72%	1.66%	1.48	%(d)(f)
Ratio of net investment income to average net assets including waivers	3.07%	2.57%	2.53%	2.60%	2.34%
Portfolio turnover rate	176%	93%	139%	170%	192%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.

(f)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class C
Net Asset Value, Beginning of Period	$10.16	$11.47	$8.98	$10.17	$9.89

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.20	0.18	0.17	0.16
Net realized and unrealized gain/loss	0.39	(0.59)	2.77	(0.85)	0.60
Total from Investment Operations	0.63	(0.39)	2.95	(0.68)	0.76

DISTRIBUTIONS:
From distributable earnings	(0.34)	(0.92)	(0.46)	(0.33)	(0.48)
From tax return of capital	(0.14)	–	–	(0.18)	–
Total Distributions	(0.48)	(0.92)	(0.46)	(0.51)	(0.48)

Net Increase/(Decrease) in net asset value	0.15	(1.31)	2.49	(1.19)	0.28
Net Asset Value, End of Period	$10.31	$10.16	$11.47	$8.98	$10.17
TOTAL RETURN(b)	6.39%	(3.88)%	33.66%	(6.72)%	7.86%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$10,016	$7,127	$6,590	$4,311	$5,216
Ratio of operating expenses to average net assets excluding waivers	2.29%	2.32%	2.55%	2.67%	2.56	%(d)(e)
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	1.72%	1.24%	0.96%	0.88%	0.78	%(d)(f)
Ratio of net investment income to average net assets including waivers	2.26%	1.81%	1.76%	1.80%	1.59%
Portfolio turnover rate	176%	93%	139%	170%	192%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.

(f)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

June 30, 2023

	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class I
Net Asset Value, Beginning of Period	$10.23	$11.51	$9.00	$10.21	$9.92

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.31	0.29	0.28	0.26
Net realized and unrealized gain/loss	0.39	(0.59)	2.78	(0.88)	0.61
Total from Investment Operations	0.74	(0.28)	3.07	(0.60)	0.87

DISTRIBUTIONS:
From distributable earnings	(0.42)	(1.00)	(0.56)	(0.39)	(0.58)
From tax return of capital	(0.17)	–	–	(0.22)	–
Total Distributions	(0.59)	(1.00)	(0.56)	(0.61)	(0.58)

Net Increase/(Decrease) in net asset value	0.15	(1.28)	2.51	(1.21)	0.29
Net Asset Value, End of Period	$10.38	$10.23	$11.51	$9.00	$10.21
TOTAL RETURN(b)	7.45%	(2.90)%	35.09%	(5.92)%	9.03%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$217,611	$160,092	$70,940	$39,697	$44,980
Ratio of operating expenses to average net assets excluding waivers	1.28%	1.28%	1.54%	1.68%	1.64	%(d)(e)
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	2.76%	2.20%	1.96%	1.91%	1.69	%(d)(f)
Ratio of net investment income to average net assets including waivers	3.29%	2.73%	2.75%	2.84%	2.58%
Portfolio turnover rate	176%	93%	139%	170%	192%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(e)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.

(f)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

NOTE 1 - ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend

Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares. The Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund offer only Retail Class, Class C and Class I shares. The Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. As of June 30, 2023, the Cullen International High Dividend Fund Class R1 has no shares outstanding. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds’ adviser, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of June 30, 2023, all written option contracts held are exchange-traded.

Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2023 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$228,222,010	$–	$–	$228,222,010
Preferred Stocks	8,261,047	–	–	8,261,047
Total	$236,483,057	$–	$–	$236,483,057

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$860,092,228	$–	$–	$860,092,228
Exchange-Traded Funds	59,880,248	–	–	59,880,248
Total	$919,972,476	$–	$–	$919,972,476

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$11,949,221	$–	$–	$11,949,221
Total	$11,949,221	$–	$–	$11,949,221

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$22,213,885	$–	$–	$22,213,885
Total	$22,213,885	$–	$–	$22,213,885

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$398,638,803	$–	$–	$398,638,803
Participatory Notes(b)	–	20,849,914	–	20,849,914
Preferred Stocks	442,880	–	–	442,880
Rights	6,836	–	–	6,836
Total	$399,088,519	$20,849,914	$–	$419,938,433

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$228,114,333	$–	$–	$228,114,333
Total	$228,114,333	$–	$–	$228,114,333
Other Financial Instruments(c)
Written Options	$(522,739)	$–	$–	$(522,739)
Total	$(522,739)	$–	$–	$(522,739)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.

(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Continued)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended June 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2023:

	Asset Derivatives Statement of Assets and		Liability Derivatives Statement of Assets
	Liabilities Location		and Liabilities Location
	Location	Fair Value	Location	Fair Value
Cullen Emerging Markets High Dividend Fund
Equity Contracts (Rights)	Investments, at value	$6,836	N/A	$–
Total		$6,836		$–

	Asset Derivatives Statement of Assets and		Liability Derivatives Statement of Assets
	Liabilities Location		and Liabilities Location
	Location	Fair Value	Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	N/A	$–	Written Options, at value	$(522,739)
Total		$–		$(522,739)

The effect of derivatives instruments on the Statements of Operations for the year ended June 30, 2023:

Risk Exposure	Statement of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Cullen Emerging Markets High Dividend Fund
Equity Contracts (Rights)	Net realized loss on investment securities/Net change in unrealized appreciation on investment securities	$–	$6,836
Total		$–	$6,836

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Continued)

Risk Exposure	Statement of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized depreciation on written options	$3,043,418	$(79,663)
Total		$3,043,418	$(79,663)

The Cullen Emerging Markets High Dividend Fund had the following monthly average rights value during the year ended June 30, 2023:

Monthly Average Rights Value
Cullen Emerging Markets High Dividend Fund	$570

The Cullen Enhanced Equity Income Fund had the following monthly average written call option notional value during the year ended June 30, 2023:

Monthly Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$32,561,791

NOTE 3 -  CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended June 30, 2023	Year Ended June 30, 2022
Cullen International High Dividend Fund
Retail
Shares sold	323,505	78,077
Dividends reinvested	12,408	13,739
Shares redeemed	(323,636)	(207,312)
Net increase/decrease in shares outstanding	12,277	(115,496)
Class C
Shares sold	9,551	19,303
Dividends reinvested	1,935	2,551
Shares redeemed	(31,648)	(31,487)
Net decrease in shares outstanding	(20,162)	(9,633)
Class I
Shares sold	14,397,230	7,938,570
Dividends reinvested	412,035	342,137
Shares redeemed	(10,287,282)	(6,457,256)
Net increase in shares outstanding	4,521,983	1,823,451
Class R1
Shares sold	–	38
Dividends reinvested	–	9
Shares redeemed	–	(974)
Net decrease in shares outstanding	–	(927)
Class R2
Shares sold	59	–
Dividends reinvested	1	–
Shares redeemed	(57)	(286)
Net increase/decrease in shares outstanding	3	(286)

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Continued)

	Year Ended June 30, 2023	Year Ended June 30, 2022
Cullen High Dividend Equity Fund
Retail
Shares sold	834,077	564,312
Dividends reinvested	553,390	767,745
Shares redeemed	(2,195,231)	(1,687,880)
Net decrease in shares outstanding	(807,764)	(355,823)
Class C
Shares sold	198,272	175,970
Dividends reinvested	165,882	213,550
Shares redeemed	(436,486)	(317,807)
Net increase/decrease in shares outstanding	(72,332)	71,713
Class I
Shares sold	10,639,000	9,029,922
Dividends reinvested	4,006,374	5,161,114
Shares redeemed	(18,665,538)	(14,092,264)
Net increase/decrease in shares outstanding	(4,020,164)	98,772
Class R1
Shares sold	2,720	1,981
Dividends reinvested	6,271	6,695
Shares redeemed	(386)	(2,193)
Net increase in shares outstanding	8,605	6,483
Class R2
Shares sold	24,471	8,125
Dividends reinvested	3,366	9,083
Shares redeemed	(40,187)	(34,554)
Net decrease in shares outstanding	(12,350)	(17,346)

Cullen Small Cap Value Fund
Retail
Shares sold	67,891	5,181
Dividends reinvested	6,278	5,086
Shares redeemed	(58,107)	(21,917)
Net increase/decrease in shares outstanding	16,062	(11,650)
Class C
Shares sold	5,380	2,234
Dividends reinvested	865	1,128
Shares redeemed	(544)	(21,110)
Net increase/decrease in shares outstanding	5,701	(17,748)
Class I
Shares sold	595,513	65,709
Dividends reinvested	66,076	60,272
Shares redeemed	(303,249)	(27,865)
Net increase in shares outstanding	358,340	98,116

Cullen Value Fund
Retail
Shares sold	4,765	10,251
Dividends reinvested	9,746	16,164
Shares redeemed	(17,803)	(20,406)
Net increase/decrease in shares outstanding	(3,292)	6,009
Class C
Shares sold	3,403	29,174
Dividends reinvested	3,725	3,946
Shares redeemed	(13,898)	(11,632)
Net increase/decrease in shares outstanding	(6,770)	21,488
Class I
Shares sold	184,004	40,265
Dividends reinvested	109,477	178,150
Shares redeemed	(408,409)	(182,617)
Net increase/decrease in shares outstanding	(114,928)	35,798

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Continued)

	Year Ended June 30, 2023	Year Ended June 30, 2022
Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	313,088	176,735
Dividends reinvested	32,180	23,720
Shares redeemed	(221,656)	(229,096)
Net increase/decrease in shares outstanding	123,612	(28,641)
Class C
Shares sold	3,578	2,415
Dividends reinvested	4,977	4,317
Shares redeemed	(24,089)	(14,207)
Net decrease in shares outstanding	(15,534)	(7,475)
Class I
Shares sold	17,688,528	14,011,777
Dividends reinvested	1,434,511	994,977
Shares redeemed	(12,066,099)	(7,543,430)
Net increase in shares outstanding	7,056,940	7,463,324

Cullen Enhanced Equity Income Fund
Retail
Shares sold	540,649	122,619
Dividends reinvested	26,065	22,207
Shares redeemed	(369,269)	(51,075)
Net increase in shares outstanding	197,445	93,751
Class C
Shares sold	395,974	239,360
Dividends reinvested	34,901	40,799
Shares redeemed	(160,610)	(153,197)
Net increase in shares outstanding	270,265	126,962
Class I
Shares sold	11,627,341	10,580,709
Dividends reinvested	936,881	704,814
Shares redeemed	(7,246,706)	(1,799,489)
Net increase in shares outstanding	5,317,516	9,486,034

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2023 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cullen International High Dividend Fund	$175,409,593	$123,858,777
Cullen High Dividend Equity Fund	344,962,135	461,468,661
Cullen Small Cap Value Fund	11,471,258	7,626,312
Cullen Value Fund	6,311,396	9,052,108
Cullen Emerging Markets High Dividend Fund	305,091,959	211,873,760
Cullen Enhanced Equity Income Fund	382,934,812	320,309,776

NOTE 5 - FEDERAL TAX INFORMATION

As of June 30, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Total
Cullen International High Dividend Fund	$3,998,775	$(37,174,227)	$36,893,361	$3,717,909
Cullen High Dividend Equity Fund	—	50,804,359	405,830,544	456,634,903
Cullen Small Cap Value Fund	—	(31,343)	1,235,675	1,204,332
Cullen Value Fund	—	883,124	8,345,067	9,228,191
Cullen Emerging Markets High Dividend Fund	3,387,264	(91,129,629)	64,825,494	(22,916,871)
Cullen Enhanced Equity Income Fund	—	(1,345,392)	(7,777,507)	(9,122,899)

As of June 30, 2023 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/ (depreciation) in investments were as follows:

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Continued)

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency and Derivatives	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
Cullen International High Dividend Fund	$40,302,513	$(3,386,447)	$(22,705)	$36,893,361	$199,566,991
Cullen High Dividend Equity Fund	406,547,717	(719,444)	2,271	405,830,544	514,144,203
Cullen Small Cap Value Fund	1,656,782	(421,107)	–	1,235,675	10,713,546
Cullen Value Fund	8,532,874	(187,807)	–	8,345,067	13,868,818
Cullen Emerging Markets High Dividend Fund	77,832,945	(12,484,619)	(522,832)	64,825,494	354,590,107
Cullen Enhanced Equity Income Fund	4,957,761	(12,620,672)	(114,596)	(7,777,507)	235,777,244

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales, partnership investments, and passive foreign investment company adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising primarily from the treatment of foreign currency, return of capital, taxable over distribution and the use of tax equalization, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Paid-in Capital	Total Distributable Earnings
Cullen High Dividend Equity Fund	$7,638,881	$(7,638,881)
Cullen Emerging Markets High Dividend Fund	(422)	422

At June 30, 2023, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	No Expiration Short-Term	No Expiration Long-Term	Total
Cullen International High Dividend Fund	$(33,033,646)	$(4,140,581)	$(37,174,227)
Cullen Emerging Markets High Dividend Fund	(85,543,737)	(5,585,892)	(91,129,629)

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carry forwards as described above.

Cullen Small Cap Value Fund and Cullen Enhanced Equity Income Fund elected to treat post-October capital losses of $31,343 and $1,345,392, respectively, as having been incurred in the following fiscal year June 30, 2024.

The tax composition of dividends paid during the year ended June 30, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
Cullen International High Dividend Fund	$6,721,031	$–	$–
Cullen High Dividend Equity Fund	25,764,066	57,895,588	–
Cullen Small Cap Value Fund	286,078	689,972	–
Cullen Value Fund	382,296	1,238,080	–
Cullen Emerging Markets High Dividend Fund	15,823,751	–	–
Cullen Enhanced Equity Income Fund	7,100,995	–	3,694,802

The tax composition of dividends paid during the year ended June 30, 2022 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Cullen International High Dividend Fund	$5,957,058	$–
Cullen High Dividend Equity Fund	32,668,221	88,037,418
Cullen Small Cap Value Fund	174,829	791,984
Cullen Value Fund	1,364,080	1,579,615
Cullen Emerging Markets High Dividend Fund	11,479,062	–
Cullen Enhanced Equity Income Fund	9,341,614	–

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Continued)

NOTE 6 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2024, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the average daily net assets of the Retail Class, Class C, Class I, Class R1 and Class R2, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the average daily net assets of the Retail Class, Class C, Class I, Class R1 and Class R2 , respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the average daily net assets of the Retail Class, Class C, Class I, Class R1 and Class R2, respectively; the Cullen Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C, and Class I, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively. To the extent that the Investment Advisor reimburses a Fund or waives fees otherwise payable by a Fund to the Investment Advisor during any year with respect to a class of the Fund, and the total expenses borne by such respective class, (including the Investment Advisor’s fee and any such reimbursement but excluding all acquired fund fees and expenses, interest, taxes, and extraordinary expenses) does not exceed the limits described above, the Fund agrees to reimburse the Investment Adviser for such reimbursements or fee waivers, provided that such do not exceed the lesser of (i) the expense limitation in effect at the time of the waiver, and (ii) the expense limitation in effect at the time of the reimbursement. Any amounts that may be payable by a Fund to the Investment Advisor after the third year following the time the expenses were initially incurred by the Fund or waived/reimbursed by the Investment Advisor to the Fund, whichever is later, shall be extinguished and the Fund shall have no further obligation to pay the Investment Advisor for such reimbursement or fee waiver.

As of June 30, 2023, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
	2024	2025	2026
Cullen International High Dividend Fund
Retail	$14,679	$13,727	$14,020
Class C	3,109	3,235	3,149
Class I	450,232	468,124	610,285
Class R2	2	–	–
Total	$468,022	$485,086	$627,454
Cullen High Dividend Equity Fund
Retail	$417,669	$417,900	$365,599
Class C	117,996	119,314	112,052
Class I	3,143,828	3,273,352	3,051,411
Class R1	564	636	784
Class R2	945	763	593
Total	$3,681,002	$3,811,965	$3,530,439
Cullen Small Cap Value Fund
Retail	$24,890	$18,685	$30,988
Class C	14,222	5,954	3,859
Class I	227,747	233,171	368,384
Total	$266,859	$257,810	$403,231
Cullen Value Fund
Retail	$24,262	$28,452	$50,641
Class C	4,266	8,470	19,665
Class I	309,438	300,843	527,536
Total	$337,966	$337,765	$597,842
Cullen Emerging Markets High Dividend Fund
Retail	$26,960	$21,366	$23,719
Class C	4,441	4,115	4,046
Class I	701,345	730,005	967,747
Total	$732,746	$755,486	$995,512
Cullen Enhanced Equity Income Fund
Retail	$16,642	$16,115	$28,870
Class C	40,315	40,651	47,118
Class I	405,839	533,880	937,747
Total	$462,796	$590,646	$1,013,735

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Continued)

The investment advisory fees with respect to each Fund payable to the Investment Advisor (subject to any fee reductions pursuant to the expense limitation agreements in effect at any time) is paid by such Fund as of each month-end. To the extent any fee reductions or expense reimbursements made pursuant to the expense limitation agreements exceed the investment advisory fee payable to the Investment Advisor for a month, the Investment Advisor remits payment representing the difference to the applicable Fund shortly following each month end.

Paralel Technologies LLC (“PRT”) serves as the Funds’ administrator and provides all administrative and fund accounting services to the Funds. An employee of PRT is named Chief Compliance Officer of the Funds pursuant to a compliance agreement with PRT. Brown Brothers Harriman serves as the Funds’ custodian.

NOTE 7 - DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Effective October 3, 2022, Paralel Distributors LLC began serving as the Funds’ distributor. Prior to October 3, 2022, ALPS Distributors was the Funds’ distributor. The Funds compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

NOTE 8 - SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan, if any, are reflected as shareholder services fees in the Statement of Operations.

NOTE 9 - FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

NOTE 10 - SIGNIFICANT SHAREHOLDERS

At June 30, 2023, the Cullen Small Cap Value Fund had two affiliated shareholders who held 32.39% and 5.90% of the Fund’s outstanding shares and the Cullen Value Fund had one affiliated shareholder who held 41.75% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

Cullen Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Cullen Funds Trust and Shareholders of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund (constituting Cullen Funds Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2023, the related statements of operations for the year ended June 30, 2023, the statements of changes in net assets for each of the two years in the period ended June 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2023 and each of the financial highlights for each of the five years in the period ended June 30, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Denver, Colorado

August 25, 2023

We have served as the auditor of one or more investment companies in Cullen Funds Trust since 2000.

Cullen Funds

ADDITIONAL INFORMATION

June 30, 2023 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by Paralel Distributors LLC, a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-PORT will also be available upon request by calling 1-877-485-8586.

Unaudited Section Tax Designations

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen Small Cap Value Fund designates $689,972, Cullen Value Fund designates $1,238,080 and Cullen High Dividend Equity Fund designates $65,500,885 as long-term capital gain distributions. The Cullen High Dividend Equity Fund’s paid-in capital has been adjusted by $7,605,297 all of which is long-term capital gain, for distributions in connection with share redemptions (tax equalization).

The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2022:

	Dividends Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	0.00%	88.29%
Cullen High Dividend Equity Fund	100.00%	100.00%
Cullen Small Cap Value Fund	70.78%	70.36%
Cullen Value Fund	97.51%	100.00%
Cullen Emerging Markets High Dividend Fund	0.00%	60.70%
Cullen Enhanced Equity Income Fund	11.53%	18.84%

In early 2023, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2022 via Form 1099. The Funds will notify shareholders in early 2024 of amounts paid to them by the Funds, if any, during the calendar year 2023.

The Funds designate the following for federal income tax purposes for the year ended June 30, 2023:

	Foreign Taxes Paid	Foreign Source Income
Cullen International High Dividend Fund	$1,136,404	$7,248,146
Cullen Emerging Markets High Dividend Fund	$1,390,998	$19,101,487

The percentage of the ordinary dividends reported by each Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is as follows:

Section 163(j) Interest Dividend %
Cullen International High Dividend Fund	0.36%
Cullen High Dividend Equity Fund	0.25%
Cullen Small Cap Value Fund	0.43%
Cullen Value Fund	0.92%
Cullen Emerging Markets High Dividend Fund	0.22%
Cullen Enhanced Equity Income Fund	0.61%

Cullen Funds

TRUSTEES AND OFFICERS

(Unaudited)

INTERESTED TRUSTEE

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and CEO	Since 2000	Chairman and CEO, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Chairman and CEO, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	6	None

INDEPENDENT TRUSTEE

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 2010; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	6	None
Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Retired since July 2009, Institutional Trader, Raymond James & Associates, February 2002 to July 2009; Institutional Trader, ABN AMRO Inc., January 1995 to May 2001.	6	None
James H. Wildman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1940	Independent Trustee	Since 2012	Retired since 2001; Managing Partner, King & Spalding, New York City, 1992 to 2001. Managing Partner, King & Spalding LLP, 1989 to 1992	6	None
Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch 1983 to 2001.	6	None
Jeffrey Hemmings c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2015	Retired since November, 2012; Account Vice President, UBS Financial Services, Inc, 1988-2012, Account Executive, EFHutton and Co,. Inc. 1970-1988.	6	None
Walter H Forman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2016	Diagnostic Radiologist. Co-owner of Palm Beach Radiology (Palm Beach Florida), a medical imaging center since June 2007.	6	None

Cullen Funds

TRUSTEES AND OFFICERS
(Unaudited)

OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Officers
Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice Chairman and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice Chairman and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A
Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1970	Secretary	Since 2000	Vice Chairman and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice Chairman and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A
Bradley J. Swenson Paralel 1700 Broadway, Suite 1850 Denver, CO 80290 Born: 1972	Chief Compliance Officer	Since 2022	President and Chief Compliance Officer, Paralel Distributors LLC, since May 2022; Director of Compliance Services, Paralel Technologies, since May 2022; President, TruePeak Consulting, LLC, since August 2021; President, ALPS Fund Services, Inc. (“ALPS”) June 2019 to June 2021; Chief Operating Officer, ALPS 2015 to 2019; Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies 2004-2015	N/A	N/A
Stephen O’Neil Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1955	Treasurer	Since 2022	Chief Operating Officer, Cullen Capital Management and Schafer Cullen Capital Management since November 2022; Executive Director, Schafer Cullen Capital Management, from 2004 to present.	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

The Statement of Additional Information contains additional information about the Trustees and is available, free of charge, upon request by calling 1-877-485-8586.

Cullen Funds

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

June 30, 2023 (Unaudited)

At the May 11, 2023 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including a majority of those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”), the Cullen Small Cap Value Fund (the “Small Cap Fund”), the Cullen Value Fund (the “Value Fund”), the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets Fund”), and the Cullen Enhanced Equity Income Fund (the “Equity Income Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Adviser and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. The Independent Trustees met in several executive sessions in the weeks prior to the Meeting and at the Meeting itself, and discussed the approval of the Investment Advisory Agreements with counsel at each such executive session, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements for the Funds, the Independent Trustees reviewed and considered, among other things, the following items about the Adviser and the Funds, including: (i) copies of the Investment Advisory Agreements and Expense Limitation Agreements with respect to the Adviser’s management of each Fund; (ii) information describing the nature, quality, and extent of the services the Adviser provides and will provide to each Fund, and the fees the Adviser receives from each Fund; (iii) information about the fees charged to other accounts managed by the Adviser’s affiliate, Schafer Cullen Capital Management, Inc. (“Schafer Cullen”); (iv) information concerning the Adviser’s financial condition, the profitability of managing the Funds to the Adviser, the business, operations and compliance program of the Adviser; (v) a copy of the current Form ADV for the Adviser; (vi) the Adviser’s responses to a detailed set of requests for information submitted to the Adviser by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process; and (vi) data compiled by FUSE Research Network LLC (“FUSE”) comparing, among other things, the advisory fees, expenses and performance of the Funds with fees, expenses and performance of other funds with similar investment objectives, policies and structure and to advisory fees paid by other clients of the Adviser. The Independent Trustees also considered the memorandum from Sidley Austin on the responsibilities of trustees in considering advisory arrangements under the 1940 Act described above as well as oral and written information presented at Board meetings throughout the year.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees considered and discussed the following with respect to each Fund:

The nature, extent, and quality of services provided to each Fund by the Adviser. The Independent Trustees reviewed the services that the Adviser provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Adviser has as the Funds’ investment adviser, including, among other things: portfolio management and asset allocation; overall supervisory responsibility for the general management and investment of each Fund’s portfolio securities, including its role as valuation designee; and ultimate responsibility, subject to oversight by the Board, for the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Adviser’s experience, resources (including assets and similar financial data), profitability from managing the Funds, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on its experience, operations and resources.

Comparison of services provided and fees charged by the Adviser and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as discussed in the FUSE report. The Independent Trustees reviewed such comparisons on a quarterly basis as presented by FUSE but also such comparisons on a longer-term basis that reflected the performance of both the Funds and such peer funds over such period. The Independent Trustees noted that the Adviser has entered into expense limitation agreements whereby the Adviser reimburses expenses and/or waives fees to keep the expenses through October 31, 2024 for the: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25% respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iv) Emerging Markets Fund’s Retail Class, Class C, and Class I, of the Fund to 1.25%, 2.00%, and 1.00%, of the average net asset value of such respective Class; (v) Value Fund’s Retail Class, Class C, and Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class; and (vi) Equity Income Fund’s Retail Class, Class C, and Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class.

The Board also received and considered information about the fee rates charged to other accounts managed by the Adviser, including institutional accounts, and whether the Adviser was required to provide comparable, or lesser services, to such other accounts. The Independent Trustees noted that, except for the High Dividend Fund, the International Fund and the Value Fund, the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group and that the fees charged by all Funds were reasonable in light of the overall scope of services provided by the Adviser to the Funds.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Adviser with respect to each Fund were fair and reasonable.

The Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and discussed the Adviser’s profitability, including the income it received in connection with its management of the Funds. The Independent Trustees discussed with representatives of the Adviser the costs of, and profitability to, the Adviser in connection with its serving as investment advisor to each Fund, including operational costs incurred.

Cullen Funds

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

June 30, 2023 (Continued) (Unaudited)

Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds on a quarterly basis, and for the one-, three- and five-year periods. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance, including risk-adjusted returns, compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports and noted that each Fund’s performance was comparable to their respective benchmarks.

Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and Expense Limitation Agreement) compared to the total expense ratios (both including and excluding each fund’s fee waiver and expense limitation agreement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and Expense Limitation Agreement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation agreements), taking into account the performance of the Funds versus such peer group over a quarterly and longer-term basis.

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Adviser to the High Dividend Fund, International Fund, Small Cap Fund, Emerging Markets Fund, Value Fund, and Equity Income Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisors to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

Paralel Distributors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR AND ACCOUNTANT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

CUSTODIAN

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Must be accompanied or preceded by a prospectus.

Paralel Distributors LLC is the Distributor for the Cullen Funds.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The registrant’s Code of Ethics is filed herewith as Exhibit 13(a)(1).

Item 3.	Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s fiscal years ended June 30, 2023 and June 30, 2022, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $258,200 and $257,000, respectively.

(b)	Audit-Related Fees: For the registrant’s fiscal years ended June 30, 2023 and June 30, 2022, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees: For the registrant’s fiscal years ended June 30, 2023 and June 30, 2022, aggregate fees of $107,500 and $97,712, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)	All Other Fees: For the registrant’s fiscal years ended June 30, 2023 and June 30, 2022, aggregate fees of $0 and $0, respectively, were billed to registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the registrant’s principal auditors must be pre-approved by the registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for the fiscal years ended June 30, 2023 and June 30, 2022 were $107,500 and $97,712, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics, which is the subject of the disclosure required by Item 2 of Form N-CSR, is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b)	Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 6, 2023

By:	/s/ Stephen O’Neil
Stephen O’Neil
Treasurer

Date:	September 6, 2023